Oppenheimer                                         Annual Report
       Strategic                                        September 30, 2002
       Income Fund
--------------------------------------------------------------------------------

Fund Highlights

Performance Update

Investment Strategy Discussion

Listing of Individual Investments

"Oppenheimer Strategic Income Fund, for the fiscal year ended September 30, 2002, provided competitive returns in a challenging investment environment. The Fund benefited from increased exposure to emerging-market bonds in Latin America and Eastern Europe and developed-market bonds in Europe. U.S. government securities also contributed to performance, primarily because of falling interest rates early in the reporting period."

                                                                  [logo omitted]
                                                            OppenheimerFunds (R)
                                                         The Right Way to Invest

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REPORT HIGHLIGHTS
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Fund Objective
Oppenheimer Strategic Income Fund seeks high current income by investing mainly in debt securities.

Fund Highlight
According to Lipper, Inc., the Fund's Class A shares placed in the second quartile for the one-, three- and five-year periods ended September 30, 2002 and ranked in the top 20% for the 10-year period ended 9/30/02 for all multi sector income funds.(1)

    CONTENTS

 1   Letter to Shareholders

 3   An Interview
     with Your Fund's
     Managers

 7   Fund Performance

12   Financial
     Statements

67   Independent
     Auditors' Report

68   Federal Income Tax
     Information

69   Trustees and Officers

76   Privacy Policy Notice


  Average Annual Total Returns*
          For the 1-Year Period
          Ended 9/30/02

          Without      With
          Sales Chg.   Sales Chg.
--------------------------------------
Class A   6.63%        1.57%
--------------------------------------
Class B   6.11         1.20
--------------------------------------
Class C   6.15         5.17
--------------------------------------
Class N   6.70         5.72
--------------------------------------
Class Y   7.06
--------------------------------------

--------------------------------------
Standardized Yields(2)
For the 30 Days Ended 9/30/02
--------------------------------------
Class A                7.50%
--------------------------------------
Class B                7.02
--------------------------------------
Class C                7.15
--------------------------------------
Class N                8.66
--------------------------------------
Class Y                8.21
--------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 11 for further details.

1. Source: Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's one-, three-, five- and ten-year rankings for the periods ended 9/30/02 were 35 of 124, 39 of 111, 26 of 80 and 3 of 14, respectively. Past performance is no guarantee of future results.
2. Standardized yield is based on net investment income for the 30-day period ended September 30, 2002. Falling share prices will tend to artificially raise yields.

LETTER TO SHAREHOLDERS

Dear Shareholder,


As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
   Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000s.
   Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors can diversify their portfolios by investing among several types of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an


[GRAPHIC OMITTED]
James C. Swain

[GRAPHIC OMITTED]
John V. Murphy

James C. Swain
Chairman
Oppenheimer
Strategic Income Fund

John V. Murphy
President
Oppenheimer
Strategic Income Fund




1    OPPENHEIMER STRATEGIC INCOME FUND

LETTER TO SHAREHOLDERS

investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.
   Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds The Right Way to Invest.
Sincerely,
/s/ JAMES C. SWAIN         /s/ JOHN V. MURPHY



James C. Swain               John V. Murphy
October 21, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


2    OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
How did Oppenheimer Strategic Income Fund perform during the 12-month period that ended on September 30, 2002?
A. We are generally pleased with the Fund's returns, which exceeded the average return for the funds in its peer group, the Lipper Multi Sector Income Fund category.(3) Even though short-term interest rates fell during the reporting period to their lowest levels in 40 years, the Fund continued to generate highly competitive levels of income. As of September 30, 2002, the Fund's dividend yield was 7.48%, compared to a 6.17% average for the Fund's peer group.
   The Fund's yield remains competitive despite the multiple dividend cuts implemented during the 12-month period. Lower yields of U.S. government securities, as well as the effects of our move toward higher-quality corporate bonds, required us to reduce the Fund's nominal dividend distribution rate. Also, the Fund was hurt by a high rate of defaults in the high yield market, especially during June and July 2002. However, because the inflation rate is currently very low, the Fund's multi-sector approach continues to provide real income returns that compare favorably with historical norms.

What areas of the bond market contributed most significantly to the Fund's performance?
The bulk of the Fund's returns during the 12-month period were the result of its investments in foreign bonds. As a result, the Fund's performance was helped by our decision to allocate a larger percentage of the Fund's assets to foreign bonds (currently 22.2% of total net assets as of 9/30/02).
   The value of foreign bonds generally rose for U.S. investors because of the effects of changing currency exchange rates. As the U.S. economy weakened and domestic bond yields fell, many overseas investors apparently found more attractive opportunities in other markets, causing their respective currencies to

[SIDEBAR]
Portfolio Management Team
David Negri
Art Steinmetz

3. The Fund's performance is compared to average annual returns of the 124 funds in the Lipper Multi-Sector Income Fund category, which was 4.90% for the one-year period ended 9/30/02.


3    OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

appreciate relative to the U.S. dollar. In addition, foreign bonds generally provided higher yields than domestic fixed-income securities, helping to support the Fund's income distributions. Finally, declining interest rates in Europe helped support prices of the Fund's investments there.
   U.S. government securities also contributed positively to performance. Shortly after the reporting period began, the U.S. Federal Reserve Board put the finishing touches on its aggressive 2001 interest rate-reduction campaign, driving short-term interest rates to their lowest levels since the early 1960s, 1.75%. Because bond prices rise when yields fall, these rate cuts were particularly beneficial to interest rate-sensitive bonds, such as U.S. Treasury securities and U.S. government agency securities.

How did the 2002 economic recovery affect the Fund's performance?
While the economic recession ended in early 2002, the recovery has been less robust than most analysts expected. The weak economy has prevented the Fed from raising interest rates, further benefiting U.S. government securities. Mortgage-backed securities were particularly volatile in this environment, as historically low mortgage rates led to a surge of refinancing activity and prepayments of existing mortgages. Fortunately, we anticipated these effects, and controlled the volatility by successfully "hedging" the Fund's mortgage-backed investments.
   On the other hand, the weak economy adversely affected the prices of most domestic corporate bonds, especially lower rated ones. That's because corporate bonds are more sensitive to changes in the perceived credit quality of their issuers than to interest rate trends. The struggling economy was particularly hard on the technology and telecommunications industries, which have seen customer demand for their products and services plummet. As business fundamentals deteriorated, many of these companies were shunned by the credit markets, making it virtually impossible for them to raise additional capital. As a

[SIDEBAR]

Attractively valued bonds from foreign issuers helped drive the Fund's recent performance while domestic corporate bonds lagged, providing further confirmation of the benefits of multi-sector fixed-income investing.




4    OPPENHEIMER STRATEGIC INCOME FUND
result, some lower rated technology and telecommunications companies defaulted on existing debt, causing high-yield bond prices to fall generally.
   In addition, high-yield bonds issued by companies in virtually all industry groups were adversely affected by a "flight to quality" among investors seeking a safe haven from a falling stock market. Investors flocked to U.S. government securities, further supporting their prices and generally avoided lower rated bonds. The period's accounting scandals only served to further erode investor sentiment.

Did economic troubles in Argentina and Brazil affect the Fund's foreign bond holdings?
The Fund successfully avoided most of the problems related to Argentina's 2001 default. Although we had some exposure to bonds from issuers in Brazil, the effects on the Fund from that country's recent economic problems were muted by broad diversification across various geographic regions, industry groups and individual issuers.
   In Brazil, general economic weakness was intensified by political factors, including one candidate's proposals to reduce the nation's debt. The International Monetary Fund has since injected capital into Brazil's economy, and we expect the situation there to improve as political risks abate. Accordingly, Latin America remains the foreign bond portfolio's largest area of regional concentration.
   The Fund also has invested relatively heavily in Eastern Europe, especially Russia. Outside of the United States, Russia is the largest single country represented in the Fund. Russian bonds have performed exceptionally well as the nation has become one of the world's leading oil producers, and its political climate has stabilized.


--------------------------------
Average Annual Total Returns
For the Periods Ended 9/30/02(4)

Class A
1-Year  5-Year 10-Year
--------------------------------
1.57%   1.90%  5.68%

Class B        Since
1-Year  5-Year Inception
--------------------------------
1.20%   1.90%  6.03%

Class C        Since
1-Year  5-Year Inception
--------------------------------
5.17%   2.14%  4.89%

Class N        Since
1-Year  5-Year Inception
--------------------------------
5.72%   N/A    1.12%

Class Y        Since
1-Year  5-Year Inception
--------------------------------
7.06%   N/A    3.03%
--------------------------------

4. See Notes on page 11 for further details.


5    OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


What is your outlook for the foreseeable future?
We are cautiously optimistic. Our caution stems primarily from the potential for higher interest rates, which could erode the value of some bonds that have recently performed well, including U.S. government securities. With interest rates at historically low levels, we believe there is little room for further declines, but plenty of room for rates to move higher.
   We are optimistic regarding the prospects of foreign bonds and domestic high-yield securities. Both currently represent compelling values, in our opinion. They currently provide attractive opportunities for income, and they may help boost the Fund's total return, if and when economic growth gains momentum. In the meantime, we believe that our multi-sector approach to the global bond markets should help income- oriented investors weather the current low interest-rate environment. That is part of what makes Oppenheimer Strategic Income Fund, The Right Way to Invest.



Portfolio Allocation(5)


o  Gov't Agency
   Bonds           44.4%
o  Corporate
   Bonds           23.3
o  Foreign Gov't
   Bonds           15.9
o  Other Bonds      7.1
o  U.S. Gov't
   Bonds            5.3
o  Cash
   Equivalents      2.8
o  Stocks           1.2


Corporate Bonds & Notes-Top Ten Industries(6)
--------------------------------------------------------------------------------
Media                                                    4.3%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                            2.8
--------------------------------------------------------------------------------
Wireless Telecommunication Services                      1.7
--------------------------------------------------------------------------------
Oil & Gas                                                1.7
--------------------------------------------------------------------------------
Metals & Mining                                          1.4
--------------------------------------------------------------------------------
Diversified Financials                                   1.4
--------------------------------------------------------------------------------
Commercial Services & Supplies                           1.2
--------------------------------------------------------------------------------
Chemicals                                                1.2
--------------------------------------------------------------------------------
Containers & Packaging                                   1.1
--------------------------------------------------------------------------------
Banks                                                    1.1

5. Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2002, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2002, and are based on net assets.


6    OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE

How Has the Fund Performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2002, followed by a graphical comparison of the Fund's performance to appropriate broad-based market indices.

Management's Discussion of Performance. During the Fund's fiscal year that ended September 30, 2002, Oppenheimer Strategic Income Fund's performance was strongly influenced by adverse U.S. economic and market conditions. An anemic recovery from the 2001 recession, corporate accounting scandals and falling stock prices created a "flight to quality" among investors, benefiting holdings of U.S. government securities, but hurting the Fund's corporate bond investments, especially high-yield securities. However, these influences were largely offset by the portfolio managers' decisions to increase the percentage of Fund assets devoted to foreign bonds, including those from emerging and developed markets. Returns from foreign bonds were driven primarily by currency effects, which caused the value of many other currencies to appreciate relative to the U.S. dollar. The Fund's portfolio holdings and allocations are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2002. In the case of Class A shares, performance is measured over a ten-year period; Class B shares since inception on November 30, 1992; Class C shares since inception on May 26, 1995 and Class Y shares since inception on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The performance of each class of the Fund's shares is compared to two indices because the Fund invests in a variety of debt securities in domestic and foreign markets. The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a world-wide basis.
   Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices and include below investment-grade obligations, which carry a greater risk of default.



7    OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
[GRAPHIC  OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Oppenheimer
                 Strategic Income Fund   Lehman Brothers       Salomon Brothers
                    Class A Shares         Bond Index             Bond Index

09/30/1992               9,525               10,000                 10,000
12/31/1992               9,465               10,027                  9,631
03/31/1993              10,072               10,441                 10,145
06/30/1993              10,491               10,718                 10,441
09/30/1993              10,819               10,998                 10,914
12/31/1993              11,312               11,004                 10,909
03/31/1994              10,936               10,689                 10,910
06/30/1994              10,881               10,578                 10,982
09/30/1994              11,024               10,643                 11,111
12/31/1994              10,808               10,683                 11,165
03/31/1995              10,978               11,222                 12,386
06/30/1995              11,611               11,906                 13,046
09/30/1995              11,974               12,140                 12,910
12/31/1995              12,470               12,657                 13,291
03/31/1996              12,697               12,432                 13,041
06/30/1996              13,032               12,503                 13,094
09/30/1996              13,538               12,734                 13,452
12/31/1996              14,039               13,116                 13,772
03/31/1997              14,007               13,043                 13,202
06/30/1997              14,574               13,522                 13,602
09/30/1997              15,066               13,971                 13,775
12/31/1997              15,213               14,383                 13,804
03/31/1998              15,620               14,606                 13,912
06/30/1998              15,722               14,948                 14,189
09/30/1998              15,186               15,580                 15,370
12/31/1998              15,467               15,632                 15,916
03/31/1999              15,550               15,555                 15,302
06/30/1999              15,601               15,418                 14,775
09/30/1999              15,629               15,523                 15,444
12/31/1999              16,092               15,504                 15,237
03/31/2000              16,347               15,846                 15,264
06/30/2000              16,437               16,122                 15,242
09/30/2000              16,594               16,608                 14,842
12/31/2000              16,448               17,306                 15,480
03/31/2001              16,741               17,831                 15,008
06/30/2001              16,602               17,932                 14,773
09/30/2001              16,297               18,759                 15,830
12/31/2001              17,027               18,767                 15,326
03/31/2002              17,312               18,785                 15,079
06/30/2002              17,305               19,479                 16,836
09/30/2002              17,378               20,371                 17,487

Average Annual Total Returns of Class A Shares of the Fund at 9/30/02*
1-Year 1.57%    5-Year 1.90%    10-Year 5.68%


Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
[GRAPHIC  OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Oppenheimer
                 Strategic Income Fund   Lehman Brothers       Salomon Brothers
                    Class B Shares         Bond Index             Bond Index

11/30/1992              10,000               10,000                 10,000
12/31/1992              10,147               10,157                 10,060
03/31/1993              10,747               10,577                 10,597
06/30/1993              11,191               10,858                 10,906
09/30/1993              11,516               11,141                 11,399
12/31/1993              12,016               11,148                 11,395
03/31/1994              11,570               10,828                 11,395
06/30/1994              11,515               10,717                 11,471
09/30/1994              11,643               10,782                 11,606
12/31/1994              11,394               10,823                 11,662
03/31/1995              11,525               11,369                 12,937
06/30/1995              12,194               12,061                 13,627
09/30/1995              12,551               12,298                 13,484
12/31/1995              13,045               12,822                 13,882
03/31/1996              13,257               12,595                 13,622
06/30/1996              13,581               12,666                 13,677
09/30/1996              14,081               12,901                 14,050
12/31/1996              14,573               13,288                 14,384
03/31/1997              14,513               13,213                 13,789
06/30/1997              15,071               13,699                 14,207
09/30/1997              15,549               14,154                 14,388
12/31/1997              15,671               14,570                 14,418
03/31/1998              16,059               14,797                 14,531
06/30/1998              16,134               15,143                 14,820
09/30/1998              15,589               15,783                 16,054
12/31/1998              15,834               15,836                 16,625
03/31/1999              15,918               15,758                 15,983
06/30/1999              15,971               15,619                 15,432
09/30/1999              15,999               15,725                 16,131
12/31/1999              16,473               15,706                 15,915
03/31/2000              16,734               16,053                 15,943
06/30/2000              16,826               16,332                 15,920
09/30/2000              16,987               16,824                 15,502
12/31/2000              16,837               17,535                 16,168
03/31/2001              17,138               18,064                 15,676
06/30/2001              16,995               18,166                 15,431
09/30/2001              16,683               19,004                 16,535
12/31/2001              17,430               19,012                 16,008
03/31/2002              17,722               19,030                 15,750
06/30/2002              17,715               19,733                 17,585
09/30/2002              17,789               20,637                 18,265

Average Annual Total Returns of Class B Shares of the Fund at 9/30/02*
1-Year 1.20%    5-Year 1.90%    Since Inception 6.03%

* See Notes on page 11 for further details.

8    OPPENHEIMER STRATEGIC INCOME FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
[GRAPHIC  OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Oppenheimer
                 Strategic Income Fund   Lehman Brothers       Salomon Brothers
                    Class C Shares         Bond Index             Bond Index

05/26/1995              10,000               10,000                 10,000
06/30/1995              10,023               10,000                 10,000
09/30/1995              10,309               10,196                  9,895
12/31/1995              10,715               10,631                 10,187
03/31/1996              10,889               10,442                  9,996
06/30/1996              11,131               10,502                 10,037
09/30/1996              11,542               10,696                 10,311
12/31/1996              11,970               11,017                 10,556
03/31/1997              11,920               10,955                 10,119
06/30/1997              12,354               11,358                 10,426
09/30/1997              12,773               11,735                 10,559
12/31/1997              12,848               12,080                 10,581
03/31/1998              13,167               12,268                 10,664
06/30/1998              13,229               12,555                 10,876
09/30/1998              12,780               13,086                 11,782
12/31/1998              12,965               13,130                 12,200
03/31/1999              13,039               13,065                 11,729
06/30/1999              13,057               12,950                 11,325
09/30/1999              13,026               13,038                 11,838
12/31/1999              13,418               13,022                 11,680
03/31/2000              13,574               13,309                 11,700
06/30/2000              13,655               13,541                 11,683
09/30/2000              13,728               13,949                 11,376
12/31/2000              13,615               14,536                 11,865
03/31/2001              13,832               14,977                 11,504
06/30/2001              13,692               15,061                 11,324
09/30/2001              13,380               15,756                 12,134
12/31/2001              13,990               15,763                 11,748
03/31/2002              14,162               15,778                 11,558
06/30/2002              14,130               16,361                 12,905
09/30/2002              14,202               17,110                 13,404

Average Annual Total Returns of Class C Shares of the Fund at 9/30/02*
1-Year 5.17%   5-Year 2.14%   Since Inception 4.89%


Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
[GRAPHIC  OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Oppenheimer
                 Strategic Income Fund   Lehman Brothers       Salomon Brothers
                    Class N Shares         Bond Index             Bond Index

03/01/2001              10,000               10,000                 10,000
03/31/2001               9,799               10,050                  9,712
06/30/2001               9,717               10,107                  9,560
09/30/2001               9,539               10,573                 10,244
12/31/2001               9,988               10,578                  9,917
03/31/2002              10,122               10,588                  9,757
06/30/2002              10,112               10,979                 10,894
09/30/2002              10,177               11,482                 11,316

Average Annual Total Returns of Class N Shares of the Fund at 9/30/02*
1-Year 5.72%    Since Inception 1.12%

9    OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
[GRAPHIC  OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Oppenheimer
                 Strategic Income Fund   Lehman Brothers       Salomon Brothers
                    Class Y Shares         Bond Index             Bond Index

01/26/1998              10,000               10,000                 10,000
03/31/1998              10,181               10,027                  9,981
06/30/1998              10,257               10,261                 10,180
09/30/1998               9,936               10,695                 11,028
12/31/1998              10,108               10,731                 11,420
03/31/1999              10,194               10,678                 10,979
06/30/1999              10,237               10,584                 10,600
09/30/1999              10,241               10,656                 11,081
12/31/1999              10,579               10,643                 10,932
03/31/2000              10,732               10,878                 10,951
06/30/2000              10,826               11,067                 10,935
09/30/2000              10,912               11,401                 10,648
12/31/2000              10,850               11,880                 11,106
03/31/2001              11,049               12,241                 10,768
06/30/2001              10,965               12,310                 10,599
09/30/2001              10,740               12,877                 11,358
12/31/2001              11,256               12,883                 10,996
03/31/2002              11,419               12,895                 10,819
06/30/2002              11,416               13,372                 12,079
09/30/2002              11,498               13,984                 12,546

Average Annual Total Returns of Class Y Shares of the Fund at 9/30/02*
1-Year 7.06%    Since Inception 3.03%

* See Notes on page 11 for further details.
The performance information for both indices in the graphs begins on 9/30/92 for Class A, 11/30/92 for Class B, 5/31/95 for Class C, 2/28/01 for Class N and 1/31/98 for Class Y shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

10    OPPENHEIMER STRATEGIC INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL.OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


11    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS September 30, 2002

                                                          Principal   Market Value
                                                             Amount     See Note 1
===================================================================================
 Asset-Backed Securities--2.4%
-----------------------------------------------------------------------------------
 American Money Management Corp.,
 Commercial Debt Obligations
 Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12(1)       $ 8,642,914 $   5,228,963
-----------------------------------------------------------------------------------
 AQ Finance NIM Trust, Collateralized Mtg.
 Obligations, Series 1999-1,
 Cl. D, 9.75%, 3/25/29                                     1,479,266     1,467,247
-----------------------------------------------------------------------------------
 Asset Backed Securities Corp. Home Equity
 Loan Trust Asset-Backed Pass-Through Certificates,
 Series 2001-HE1, Cl. B, 4.323%, 4/15/31(2)                5,000,000     4,966,105
-----------------------------------------------------------------------------------
 Block Mortgage Finance, Inc., Asset-Backed
 Certificates, Series 1999-1,
 Cl. A2, 6%, 4/25/20(1)                                    1,390,565     1,394,904
-----------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan
 Pass-Through Certificates:
 Series 1999-F, Cl. A3, 6.97%, 10/15/30                   10,000,000    10,293,759
 Series 2001-D, Cl. M2, 3.573%, 11/15/32(2)                8,500,000     8,302,944
-----------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp.,
 Manufactured Housing Contract Sr. Sub. Pass-Through
 Certificates, Series 2000-2, Cl. M2, 10.32%, 12/1/30      5,000,000     4,748,363
-----------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities
 Program, Credit Card
 Asset-Backed Certificates, Series 2002-B,
 Cl. FX, 10.421%, 3/22/07(1)                              15,000,000    15,787,500
-----------------------------------------------------------------------------------
 Countrywide Asset-Backed Certificates, Inc.,
 Home Equity Asset-Backed
 Certificates, Series 2000-1, Cl. BV, 3.914%, 3/25/31(1,2) 5,033,000     5,014,789
-----------------------------------------------------------------------------------
 DLJ Ltd., Collateralized Bond Obligations,
 Series 1A, Cl. C2,
 11.96%, 4/15/11(1,3,4)                                   15,000,000         6,000
-----------------------------------------------------------------------------------
 DVI Receivables Corp., Equipment
 Asset-Backed Certificates,
 Series 2001-2, Cl. C, 4.405%, 11/11/09                    4,474,311     4,551,912
-----------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization
 Trust, Airplane Collateral
 Obligations, Series 2000-A, Cl. B, 2.926%, 8/15/25(1,2)   2,275,079       227,508
-----------------------------------------------------------------------------------
 First U.S.A. Credit Card Master Trust,
 Asset-Backed Certificates,
 Series 2001-2, Cl. C, 2.774%, 11/20/06(2,5)              10,000,000    10,000,254
-----------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd.,
 Sub. Collateralized
 Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11(3)    6,000,000       900,000
-----------------------------------------------------------------------------------
 Green Tree Financial Corp., Manufactured
 Housing Contract Sr. Sub. Pass-Through
 Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29       5,000,000     4,895,950
-----------------------------------------------------------------------------------
 Greenpoint Credit Manufactured Housing
 Contract Trust, Pass-Through
 Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31(1)   5,214,000     5,098,314
-----------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract,
 Commercial Mtg. Pass-Through Certificates,
 Series 2001-B, Cl. A4, 5.27%, 9/15/18                     5,300,000     5,558,242
-----------------------------------------------------------------------------------
 Madison Avenue CDO Ltd., Commercial Debt Obligations,
 Series 2A, Cl. C1, 4.021%, 3/24/14(1,2)                   3,000,000     1,230,000
-----------------------------------------------------------------------------------
 MBNA Master Credit Card Trust, Asset-Backed
 Nts., Series 2000-H,
 Cl. C, 3.026%, 1/15/13(2,5)                               5,000,000     5,042,188
-----------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg.
 Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28(1)                              5,947,452     3,508,996
-----------------------------------------------------------------------------------
 Ocwen Capital Trust I, Collateralized Mtg. Obligations,
 Series 1999-OAC, Cl. 1, 9.50%, 4/27/29                    2,430,072       776,864
-----------------------------------------------------------------------------------
 ONYX Acceptance Auto Trust, Automobile
 Asset-Backed Certificates,
 Series 2002, Cl. A, 13.60%, 2/20/32                      11,906,611    11,847,078
-----------------------------------------------------------------------------------
 Option One Mortgage Securities Corp., Home Equity
 Collateralized Mtg. Obligations:
 Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(1)               1,619,104     1,559,906
 Series 1999-3, Cl. CTFS, 10.80%, 12/26/29                 1,214,268     1,192,260



12    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
==================================================================================
 Asset-Backed Securities Continued
-----------------------------------------------------------------------------------
 Providian Master Trust, Sub. Collateralized
 Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09(1)                 $ 6,200,000 $   6,200,000
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII,
 Inc., Home Equity Pass-Through Certificates,
 Series 2002-W M1, Cl. M2, 3.364%, 1/25/32(1,2)            8,000,000     8,007,500
-----------------------------------------------------------------------------------
 SB Finance Trust, Mtg. Pass-Through
 Certificates, Series 1999-1, Cl. D,
 10.50%, 6/25/29(1)                                        1,584,226     1,520,857
-----------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized
 Mtg. Obligations, Mtg. Pass-Through Certificates,
 Series 1999-SP1, Cl. B, 9%, 5/25/29                       7,732,734     7,686,534
                                                                    ---------------
 Total Asset-Backed Securities (Cost $166,286,317)                     137,014,937

==================================================================================
 Corporate Loans--0.0%
-----------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities
 Term Loan, 11.111%, 1/1/02(1,3,4)
 (Cost $8,699,795)                                         8,877,258        44,387

===================================================================================
 Mortgage-Backed Obligations--62.0%
-----------------------------------------------------------------------------------
 Government Agency--49.4%
-----------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--48.2%
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates, 7.50%, 2/1/32                18,180,340    19,180,455
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
 Participation Certificates:
 10.50%, 5/1/20                                            1,150,595     1,335,363
 11.50%, 10/1/16                                           1,155,239     1,335,664
 11.50%, 1/1/18(6)                                             7,284         8,431
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
 Pass-Through Certificates:
 8.50%, 8/1/31                                            12,875,198    13,780,765
 10%, 4/1/20-5/1/20                                        1,223,548     1,405,315
 12%, 6/1/17                                               2,263,497     2,640,049
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2298, Cl. PC, 6.50%, 10/15/26                     15,000,000    15,519,963
 Series 2347, Cl. PD, 6.50%, 8/15/31                      15,413,000    16,340,773
 Series 2368, Cl. PN, 6.50%, 7/15/28                      12,500,000    13,074,979
 Series 2410, Cl. NE, 6.50%, 9/15/30                      25,000,000    26,278,697
 Series 2413, Cl. MH, 6.50%, 2/15/32                      25,000,000    26,389,825
 Series 2423, Cl. PD, 6.50%, 11/15/30                     13,700,000    14,406,786
 Series 2430, Cl. GD, 6.50%, 11/15/30                     25,000,000    26,282,057
 Series 2430, Cl. ND, 6.50%, 1/15/31                      25,000,000    26,289,175
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 192, Cl. IO, (26.34)%, 2/1/28(7)                 173,102,958    21,340,349
 Series 194, Cl. IO, (25.47)%, 4/1/28(7)                  88,669,197    11,665,541
 Series 197, Cl. IO, (14.91)%, 4/1/28(7)                 104,026,356    15,148,838
 Series 199, Cl. IO, (24.67)%, 8/1/28(7)                 219,965,458    29,214,162
 Series 202, Cl. IO, (23.55)%, 4/1/29(7)                 129,743,581    17,941,105
 Series 203, Cl. IO, (26.25)%, 6/15/29(7)                 34,296,195     4,705,009
 Series 204, Cl. IO, (5.966)%, 5/15/29(7)                  1,719,700       256,343
 Series 205, Cl. IO, (32.26)%, 9/15/29(7)                  4,360,613       588,683
 Series 206, Cl. IO, (26.85)%, 12/15/29(7)                13,993,071     1,854,082



13    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored Continued
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security: Continued
 Series 207, Cl. IO, (34.05)%, 4/15/30(7)             $   27,375,064 $   3,336,336
 Series 208, Cl. IO, (29.85)%, 6/1/30(7)                  19,170,633     2,378,357
 Series 212, Cl. IO, (13.61)%, 5/1/31(7)                  21,088,548     2,919,446
 Series 214, Cl. IO, (29.74)%, 6/1/31(7)                  13,527,178     1,781,783
 Series 217, Cl. IO, (27.53)%, 2/1/32(7)                  17,836,540     2,391,211
 Series 2084, Cl. YI, (99.999)%, 8/15/28(7)                1,921,323         5,404
 Series 2099, Cl. YI, (99.999)%, 11/15/28(7)               4,468,372        33,513
 Series 2333, Cl. IO, (58.39)%, 11/15/27(7)               11,807,950       656,817
 Series 2410, Cl. PI, (28.42)%, 2/15/26(7)                12,210,713       419,743
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 11/25/32(6)                                         698,100,000   715,116,188
 6.50%, 1/1/29                                             3,130,911     3,250,231
 6.50%, 11/25/32(6)                                    1,399,100,000 1,447,631,981
 7%, 9/1/29-12/1/29                                        4,356,462     4,551,726
 7%, 11/25/32(6)                                         222,200,000   231,990,576
 9.50%, 4/1/20-3/15/21                                       547,678       612,510
 10.50%, 10/1/19                                             514,055       597,367
 11%, 10/15/15-2/1/26                                      1,626,340     1,896,172
 15%, 4/15/13                                              1,011,903     1,244,923
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations:
 Trust 2001-38, Cl. CD, 6.50%, 5/25/29(1)                  9,897,109    10,224,951
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                    11,012,000    11,596,661
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                     4,045,000     4,252,536
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates, Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 294, Cl. 2, (38.62)%, 2/1/28(7)                       346,477        46,558
 Trust 299, Cl. 2, (24.28)%, 5/1/28(7)                    24,783,180     3,155,983
 Trust 313, Cl. 2, (29.93)%, 6/25/31(7)                   85,610,978    11,049,167
 Trust 2001-T3, Cl. IO, 7.137%, 2/25/29(1,7)              83,381,314     1,771,853
 Trust 2001-T4, Cl. IO, 7.137%, 7/25/28(1,7)             134,377,104     3,023,485
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real
 Estate Mtg. Investment Conduit Pass-Through
 Certificates, Principal-Only Stripped
 Mtg.-Backed Security, Trust 1999-27,
 Cl. PO, 105.85%, 6/25/29(8)                               5,845,475     5,445,425
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Securities,
 Trust 2001-T10, Cl. IO, 67.708%, 12/25/31(1,7)          820,210,736    10,252,634
                                                                    ---------------
                                                                     2,788,615,946

-----------------------------------------------------------------------------------
 GNMA/Guaranteed--1.2%
 Government National Mortgage Assn.:
 7%, 1/15/28-1/20/30                                      26,961,410    28,322,927
 8%, 1/15/28-9/15/28                                      12,630,521    13,578,360
 12.50%, 12/15/13-11/15/15                                 5,486,771     6,541,889
 13%, 10/15/15                                             8,124,900     9,777,016
 13.50%, 6/15/15                                          10,278,315    12,458,923
                                                                    ---------------
                                                                        70,679,115



14    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Private--12.6%
-----------------------------------------------------------------------------------
 Agricultural--0.0%
 Prudential Agricultural Credit, Inc., Farmer Mac Agricultural
 Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
 Series 1992-2, Cl. B2, 3.258%, 1/15/03(1,2)             $   539,902 $     448,456
 Series 1992-2, Cl. B3, 5.258%, 4/15/09(1,2)               2,052,430     1,498,274
                                                                    ---------------
                                                                         1,946,730

-----------------------------------------------------------------------------------
 Commercial--8.9%
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
 Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7%, 6/17/29(5)                     1,550,000     1,480,886
 Series 1997-C1, Cl. H, 7%, 6/17/29(5)                     1,600,000     1,461,875
-----------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                  5,000,000     5,504,456
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                 20,000,000    21,884,332
 Series 1996-D2, Cl. A3, 7.50%, 2/14/29(2)                11,767,000    12,704,683
 Series 1996-MD6, Cl. A7, 7.963%, 11/13/29(2)             18,860,000    18,783,381
 Series 1997-D4, Cl. B1, 7.525%, 4/14/29                  11,875,000    10,691,336
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29                  24,582,312    20,862,317
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29                   5,532,925     4,418,559
 Series 1997-D5, Cl. B1, 6.93%, 2/14/43                    7,700,000     3,718,258
 Series 1997-D5, Cl. B2, 6.93%, 2/14/43(2)                21,050,000     4,736,250
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                  7,000,000     7,850,661
-----------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1993-C1, Cl. E, 6.72%, 12/25/03(5)                 2,609,000     2,604,516
 Series 1993-C1, Cl. F, 6.72%, 12/25/03(5)                14,300,000    14,221,797
-----------------------------------------------------------------------------------
 Chase Commercial Mortgage Securities
 Corp., Commercial Mtg. Obligations Sub.
 Bonds, Series 1997-2, Cl. F, 6.60%, 12/12/29(5)          10,000,000     9,148,495
-----------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Collateralized Mtg.
 Obligations, Series 1996-C2, Cl. F, 7.967%, 9/15/23(2,5)  2,500,000     2,589,062
-----------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series
 2002-C KP1, Cl. AX, 12.062%, 12/15/35(1,7)              419,965,112     6,029,859
-----------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Pass-Through Certificates, Series 1998-C1,
 Cl. F, 6%, 5/17/40(5)                                     5,500,000     3,444,920
-----------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp., Commercial Mtg.
 Pass-Through Certificates:
 Series 1999-STF1, Cl. B6, 3.923%, 7/5/08(1,2)             3,079,597     2,907,140
 Series 1999-STF1, Cl. B6, 3.923%, 7/5/08(1)              55,709,338        55,709
-----------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30(1)            36,400,000    19,229,428
-----------------------------------------------------------------------------------
 FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Series 1994-C1, Cl. 2D, 8.70%, 9/25/25(1)                   974,571       949,750
 Series 1994-C1, Cl. 2E, 8.70%, 9/25/25(1)                 2,500,000     2,442,970
 Series 1994-C1, Cl. 2G, 8.70%, 9/25/25(1)                 4,870,000     4,761,185
-----------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 8.126%, 4/29/39(1,2)             8,500,000     8,684,612
 Series 1997-CHL1, Cl. E, 8.126%, 4/29/39(1,2)            14,500,000    12,524,375
-----------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
 Mtg. Pass-Through Certificates:
 Series 1997-C2, Cl. F, 7.50%, 11/18/29                   11,775,000    10,592,900
 Series 1997-C2, Cl. G, 7.50%, 11/18/29                    2,000,000     1,745,625


15    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Commercial Continued
 First Union-Lehman Brothers Commercial Mortgage
 Trust, Interest-Only Stripped Mtg.-Backed Security,
 Series 1998-C2, 9.028%, 5/18/28(7)                     $111,172,590 $   3,315,636
-----------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Sub. Collateralized Mtg. Obligations, Series 1997-C1,
 Cl. F, 7%, 12/18/14(5)                                   21,000,000    18,626,750
-----------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Interest-Only Gtd.
 Real Estate Mtg. Investment Conduit Pass-Through
 Certificates:
 Series 1999-5, Cl. S, (22.908)%, 5/25/29(1,7)           362,122,420     2,263,265
 Series 1999-11, Cl. S, (22.518)%, 7/25/29(1,7)          459,963,021     2,731,030
-----------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc.,
 Interest-Only Stripped Mtg.-Backed Security
 Pass-Through Certificates, Series 1997-C1,
 Cl. X, 8.324%, 7/15/27(7)                               149,546,048     9,276,528
-----------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc.,
 Mtg. Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7.414%, 7/15/29                   19,440,000    17,005,018
 Series 1997-C2, Cl. F, 6.75%, 4/15/29                    17,785,500    10,666,437
-----------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance
 Corp., Commercial Interest-Only Mtg. Obligations,
 Series 1999-PLS1, Cl. X, 14.004%, 2/15/32(1,7)          129,315,109     2,327,672
-----------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp.,
 Commercial Mtg. Obligations, Series 2000-C9,
 Cl. A2, 7.77%, 10/15/32                                  10,700,000    12,745,693
-----------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp.,
 Commercial Mtg. Pass-Through Certificates,
 Series 1995-C1, Cl. E, 9.274%, 7/25/10(1,2)               5,422,900     5,826,228
-----------------------------------------------------------------------------------
 LB Commercial Mortgage Trust, Commercial Mtg.
 Pass-Through Certificates, Series 1999-C2,
 Cl. C, 7.47%, 10/15/32                                    8,429,000     9,864,075
-----------------------------------------------------------------------------------
 LB-UBS Commercial Mortgage Trust,
 Commercial Mtg. Pass-Through
 Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10     10,000,000    12,101,347
-----------------------------------------------------------------------------------
 Lehman Structured Securities Corp.,
 Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 6%, 7/26/24(1)                    7,852,089     7,731,854
-----------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investors, Inc.,
 Mtg. Pass-Through Certificates,
 Series 1995-C2, Cl. D, 7.766%, 6/15/21(2)                 1,472,579     1,617,811
-----------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial
 Mtg. Pass-Through Certificates:
 Series 1996-C1, Cl. E, 7.428%, 2/15/28(1,2)               9,365,000     9,428,641
 Series 1996-C1, Cl. F, 7.428%, 2/15/28(2,5)              13,360,980    11,853,714
 Series 1997-HF1, Cl. F, 6.86%, 2/15/10(5)                 3,475,000     3,376,812
 Series 1997-HF1, Cl. G, 6.86%, 5/15/11(5)                 4,638,000     4,051,380
 Series 1997-RR, Cl. D, 7.741%, 4/30/39(2,5)               2,950,159     2,803,112
 Series 1997-RR, Cl. E, 7.723%, 4/30/39(2,5)               9,200,496     7,608,969
 Series 1997-RR, Cl. F, 7.494%, 4/30/39(2,5)              30,801,659    21,463,751
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30(5)               14,358,000    14,069,517
 Series 1998-HF1, Cl. F, 7.18%, 12/15/09(5)                7,000,000     7,043,210
 Series 1998-XL1, Cl. H, 7.141%, 6/3/30(1,2)              10,000,000     9,642,300
-----------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Sub. Bonds,
 Series 1995-GAL1,
 Cl. E, 8.25%, 8/15/05(1)                                  4,508,287     4,653,995
-----------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial
 Mtg. Pass-Through Certificates:
 Series 1996-MC1, Cl. G, 7.15%, 6/15/06(1)                11,700,000    11,784,094
 Series 1996-MC2, Cl. F, 5.75%, 12/21/26                   8,500,000     8,069,688
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07(5)                2,939,000     2,858,412
-----------------------------------------------------------------------------------
 Multi-Family Capital Access One, Inc.,
 Commercial Mtg. Obligations,
 Series 1, Cl. D, 10.246%, 1/15/24(1,3)                    3,576,000     3,003,840
-----------------------------------------------------------------------------------
 Norwest Asset Securities Corp.,
 Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates,
 Series 1998-23, Cl. A4, 6.75%, 10/25/28                   7,629,464     7,703,126


16    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Commercial Continued
 PNC Mortgage Acceptance Corp.,
 Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%, 3/12/34                  $10,000,000 $  10,900,000
-----------------------------------------------------------------------------------
 PNC Mortgage Securities Corp.,
 Collateralized Mtg. Obligations
 Pass-Through Certificates, Series
 1998-12, Cl. 1A2, 5.75%, 1/25/29                         25,000,000    25,595,800
-----------------------------------------------------------------------------------
 Resolution Trust Corp., Commercial
 Mtg. Pass-Through Certificates,
 Series 1994-C1, Cl. E, 8%, 6/25/26                        1,897,316     1,898,502
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities
 VII, Inc., Commercial Mtg.
 Pass-Through Certificates,
 Series 1996-C1, Cl. F, 8.493%, 1/20/28(2)                 9,632,000     9,337,020
-----------------------------------------------------------------------------------
 Strategic Hotel Capital, Inc.,
 Commercial Mtg. Obligations,
 Series 2001-SCH1, Cl. E, 4.026%, 4/17/06(1,2)             1,995,826     1,846,139
-----------------------------------------------------------------------------------
 Structured Asset Securities Corp.,
 Commercial Mtg. Obligations,
 Series 1995-C4, Cl. E, 8.963%, 6/25/26(2,5)               3,483,469     3,481,263
                                                                    ---------------
                                                                       514,601,966

-----------------------------------------------------------------------------------
 Multifamily--0.3%
 ABN Amro Mortgage Corp., Multiclass Mtg.
 Pass-Through Certificates,
 Series 2001-8, Cl. 2A1, 6.50%, 1/25/32                   15,596,383    15,890,765
-----------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg.
 Pass-Through Certificates:
 Series 1993-11, Cl. B1, 6.25%, 2/25/09                      566,636       575,597
 Series 1993-11, Cl. B3, 6.25%, 2/25/09(1)                   303,563       118,390
-----------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1997-C1, Cl. F, 6.85%, 2/15/20(1)    1,320,000     1,306,800
                                                                    ---------------
                                                                        17,891,552

-----------------------------------------------------------------------------------
 Residential--3.4%
 Bank of America Mortgage Securities,
 Inc., Mtg. Pass-Through
 Certificates, Series 1999-7, Cl. A21, 6.50%, 7/25/29     12,401,000    12,739,361
-----------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc.,
 Collateralized Mtg. Obligations:
 Series 2001-6, Cl. A2, 6.50%, 5/25/29                     4,930,971     5,010,828
 Series 2001-6, Cl. A4, 6.50%, 5/25/29                    19,550,000    20,332,000
 Series 2001-12, Cl. 1A2, 6.50%, 8/25/31                   5,255,122     5,656,646
 Series 2001-13, Cl. 1A5, 6.50%, 8/25/31                   8,686,564     8,742,165
-----------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Sub.
 Collateralized Mtg. Obligations:
 Series 1993-5, Cl. B3, 7%, 4/25/23(5)                       571,331       551,520
 Series 1993-5, Cl. B4, 7%, 4/25/23(1)                       389,282       237,462
-----------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg.
 Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24                   2,288,565     2,349,818
-----------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc.,
 Collateralized Mtg. Obligations:
 Series 1994-3, Cl. A12, 6.50%, 1/25/24                   13,971,626    14,499,404
 Series 1998-24, Cl. A3, 6.25%, 1/25/29                    2,092,884     2,113,279
-----------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc.,
 Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through
 Certificates, Series 1998-24,
 Cl. A1, 6.25%, 1/25/29                                    1,000,099     1,001,074
-----------------------------------------------------------------------------------
 Imperial CMB Trust, Collateralized Mtg.
 Obligations, Trust 1998-1,
 Cl. B, 7.25%, 11/25/29(1)                                 1,164,217     1,167,127
-----------------------------------------------------------------------------------
 Lehman Structured Securities Corp.,
 Collateralized Interest-Only Mtg.
 Pass-Through Certificates, Series
 2001-GE9, Cl. A, 6%, 1/25/31(1,7)                        83,110,336     4,986,620


17    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Residential Continued
 Lehman Structured Securities Corp.,
 Collateralized Mtg. Obligations,
 Series 2001-GE4, Cl. A, 6.542%, 10/25/30(2)          $   27,073,445 $  27,234,194
-----------------------------------------------------------------------------------
 Norwest Asset Securities Corp.,
 Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates:
 Series 1998-33, Cl. A1, 6.25%, 1/25/29                      812,923       816,138
 Series 1999-18, Cl. A17, 6.75%, 7/25/29                  15,000,000    15,804,483
 Series 1999-20, Cl. A13, 6.75%, 8/25/29                   1,216,480     1,218,651
-----------------------------------------------------------------------------------
 Residential Accredit Loans, Inc.,
 Collateralized Mtg. Obligations,
 Mtg. Asset-Backed Pass-Through
 Certificates, Series 1997-QS8,
 Cl. M3, 7.50%, 8/25/27                                    3,040,512     3,128,580
-----------------------------------------------------------------------------------
 Residential Funding Mortgage Securities
 I, Inc., Collateralized Mtg.
 Obligations, Series 1993-S31, Cl. A5, 7%, 9/25/23         4,179,396     4,207,628
-----------------------------------------------------------------------------------
 Residential Funding Mortgage Securities
 I, Inc., Collateralized Mtg.
 Pass-Through Certificates, Series 2001-S8,
 Cl. A7, 7%, 4/25/31                                       9,235,521     9,328,107
-----------------------------------------------------------------------------------
 Ryland Mortgage Securities Corp. Sub.
 Bonds, Series 1993-3, Cl. B2,
 6.713%, 8/25/08                                             419,491       434,298
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII,
 Inc., Collateralized Mtg. Obligations:
 Series 2000-UP1, Cl. A2, 8%, 9/25/30                      8,977,276     9,521,842
 Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                 8,753,341     9,157,644
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities
 VII, Inc., Commercial Mtg.
 Pass-Through Certificates,
 Series 1996-B, Cl. 1, 7.054%, 4/25/26(1,2)                9,960,796     8,062,019
-----------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust,
 Recreational Vehicles Mtg. Obligations,
 Series 2001-1, Cl. B, 6.64%, 4/15/18                      2,500,000     2,557,813
-----------------------------------------------------------------------------------
 Structured Asset Securities Corp.,
 Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates:
 Series 2001-2, Cl. 1A1, 6.50%, 3/25/31                    5,163,178     5,194,880
 Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                   14,000,000    14,960,684
-----------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only
 Stripped Mtg.-Backed Security:
 Series 1992-2, Cl. IO, (3.317)%, 9/15/22(1,7)            60,795,198     1,143,497
 Series 1995-2B, Cl. 2IO, (8.041)%, 6/15/25(1,7)           5,430,668        99,816
 Series 1995-3, Cl. 1IO, (9.002)%, 9/15/25(1,7)          165,749,849     1,220,996
-----------------------------------------------------------------------------------
 Washington Mutual Mortgage Loan Trust,
 Commercial Mtg. Obligations,
 Series 2001-S9, Cl. A12, 6.75%, 9/25/31                   1,875,867     1,875,291
                                                                    ---------------
                                                                       195,353,865
                                                                    ---------------
 Total Mortgage-Backed Obligations (Cost $3,717,283,022)             3,589,089,174

===================================================================================
 U.S. Government Obligations--7.4%
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 4.75%, 1/15/13 [EUR]    8,015,000     7,923,601
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 3.875%, 2/15/05                                          35,200,000    36,574,173
 4.875%, 3/15/07                                           2,000,000     2,154,772
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts., 5.125%, 2/13/04     5,000,000     5,228,750
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn. Sr. Unsec.
 Nts., 2.125%, 10/9/07 [JPY]                           3,610,000,000    31,743,922
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec.
 Nts., 1.75%, 3/26/08 [JPY]                            4,340,000,000    38,091,753
-----------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book
 Entry Principal Strips, 6.22%, 1/15/21                   40,000,000    14,934,800
-----------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                          20,000,000    22,231,260
 6.125%, 11/15/27(10)                                     50,800,000    60,396,476


18    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 U.S. Treasury Bonds: Continued
 6.25%, 5/15/30                                          $16,100,000 $  19,648,295
 9.25%, 2/15/16(10)                                       57,000,000    85,764,993
 STRIPS, 5.91%, 11/15/24(9)                              130,490,000    41,644,709
 STRIPS, 16.67%, 5/15/13(9)                               18,600,000    11,948,528
 STRIPS, 29.06%, 5/15/17(9)                               20,000,000     9,882,200
-----------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.25%, 8/15/07                                            3,825,000     3,943,636
 4.375%, 5/15/07                                             640,000       690,975
 4.875%, 2/15/12                                           1,005,000     1,107,581
 5.625%, 5/15/08                                          10,000,000    11,429,690
 6%, 8/15/09                                               6,545,000     7,665,576
 6.50%, 2/15/10                                           13,300,000    16,054,563
                                                                    ---------------
 Total U.S. Government Obligations (Cost $389,804,046)                 429,060,253

===================================================================================
 Foreign Government Obligations--22.2%
-----------------------------------------------------------------------------------
 Argentina--0.6%
 Argentina (Republic of) Bonds:
 11.375%, 3/15/10(1,3,4)                                  18,760,000     3,845,800
 11.75%, 6/15/15(3)                                       37,086,000     7,973,490
 Series 2008, 7%, 12/19/08(3)                             11,777,000     2,561,498
 Series 2018, 3.063%, 6/19/18(3,4)                        30,420,731     5,627,835
-----------------------------------------------------------------------------------
 Argentina (Republic of) Global Unsec. Unsub. Bonds,
 Series BGL5, 11.375%, 1/30/17(3,4)                        2,290,000       492,350
-----------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 5.984%, 3/31/23(3,4)   5,450,000     2,479,750
-----------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Bonds, 12.375%,
 2/21/12(3)                                               10,384,000     2,128,720
-----------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Unsub.
 Bonds, 11.75%, 4/7/09(1,3,4)                             26,590,000     5,716,850
-----------------------------------------------------------------------------------
 Argentina (Republic of) Unsub. Bonds,
 Series 2031, 2.79%, 6/19/31(3)                           20,146,360     3,727,077
-----------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds,
 Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07(1,3) [ARP]                    1,417,364       170,514
                                                                    ---------------
                                                                        34,723,884

-----------------------------------------------------------------------------------
 Australia--0.2%
 Australia (Commonwealth of) Bonds, Series
 808, 8.75%, 8/15/08 [AUD]                                18,620,000    11,932,285
-----------------------------------------------------------------------------------
 Austria--0.5%
 Austria (Republic of) Bonds:
 3.40%, 10/20/04 [EUR]                                     6,795,000     6,752,434
 4.30%, 7/15/03 [EUR]                                      3,750,000     3,733,921
 6.25%, 7/15/27 [EUR]                                      3,505,000     4,056,334
-----------------------------------------------------------------------------------
 Austria (Republic of) Nts., 5.50%, 10/20/07 [EUR]        13,495,000    14,349,728
                                                                    ---------------
                                                                        28,892,417

-----------------------------------------------------------------------------------
 Belgium--0.5%
 Belgium (Kingdom of) Bonds:
 5.50%, 3/28/28 [EUR]                                      4,053,000     4,267,545
 Series 26, 6.25%, 3/28/07 [EUR]                          16,125,000    17,563,437
-----------------------------------------------------------------------------------
 Belgium (Kingdom of) Debs., 7.25%, 4/29/04 [EUR]          7,765,000     8,153,784
                                                                    ---------------
                                                                        29,984,766



19    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Belize--0.1%
 Belize (Government of) Bonds, 9.50%, 8/15/12            $ 4,030,000 $   3,999,775
-----------------------------------------------------------------------------------
 Brazil--1.2%
 Brazil (Federal Republic of) Bonds:
 8.875%, 4/15/24                                          37,148,000    14,952,070
 Series 15 yr., 3.125%, 4/15/09(2)                         9,923,529     5,185,044
-----------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Capitalization Bonds,
 Series 20 yr., 8%, 4/15/14                               29,503,352    14,604,159
-----------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Conversion Bonds:
 Series 18 yr., 3.125%, 4/15/12(2)                        12,050,000     4,774,813
 Series D, 3.125%, 4/15/12(2)                             20,680,000     8,194,450
-----------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec.
 Unsub. Bonds, 11%, 8/17/40                               43,379,200    19,195,296
                                                                    ---------------
                                                                        66,905,832

-----------------------------------------------------------------------------------
 Bulgaria--0.1%
 Bulgaria (Republic of) Interest Arrears Debs.,
 Series PDI, 2.688%, 7/28/11(2)                            7,177,030     6,333,729
-----------------------------------------------------------------------------------
 Canada--0.2%
 Canada (Government of) Bonds, 5.50%, 6/1/09 [CAD]        14,393,000     9,598,449
-----------------------------------------------------------------------------------
 Chile--0.3%
 Chile (Republic of) Nts., 7.125%, 1/11/12                13,790,000    15,043,208
-----------------------------------------------------------------------------------
 Colombia--0.9%
 Colombia (Republic of) Bonds:
 9.75%, 4/23/09                                            2,950,000     2,396,875
 10%, 1/23/12                                             13,535,000    10,997,187
-----------------------------------------------------------------------------------
 Colombia (Republic of) Nts.:
 8.625%, 4/1/08                                           11,445,000     9,184,612
 10.50%, 7/9/10                                            4,905,000     4,046,625
-----------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Bonds:
 8.375%, 2/15/27                                          10,445,000     6,397,563
 11.75%, 2/25/20                                           4,844,000     3,959,970
-----------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Nts.:
 11.375%, 1/31/08 [EUR]                                   18,715,000    14,958,668
 11.50%, 5/31/11 [EUR]                                     1,780,000     1,373,915
                                                                    ---------------
                                                                        53,315,415

-----------------------------------------------------------------------------------
 Dominican Republic--0.2%
 Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06   10,475,000    11,024,937
-----------------------------------------------------------------------------------
 Ecuador--0.5%
 Ecuador (Republic of) Unsec. Bonds, 6%, 8/15/30(2)       78,890,000    29,189,300
-----------------------------------------------------------------------------------
 El Salvador--0.2%
 El Salvador (Republic of) Unsec. Nts., 8.50%, 7/25/11(5) 10,895,000    11,793,838
-----------------------------------------------------------------------------------
 France--1.5%
 France (Government of) Obligations Assimilables
 du Tresor Bonds:
 5%, 7/25/12 [EUR]                                         7,057,000     7,316,180
 5.75%, 10/25/32 [EUR]                                     4,350,000     4,859,192
-----------------------------------------------------------------------------------
 France (Government of) Treasury Nts.:
 3.50%, 7/12/04 [EUR]                                     27,320,000    27,212,795
 3.75%, 1/12/07 [EUR]                                     50,655,000    50,416,528
                                                                    ---------------
                                                                        89,804,695



20    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Germany--1.5%
 Germany (Republic of) Bonds:
 5.50%, 1/4/31 [EUR]                                       4,450,000 $   4,806,943
 Series 01, 5%, 7/4/11 [EUR]                               6,335,000     6,599,594
 Series 139, 4%, 2/16/07 [EUR]                            49,197,000    49,379,889
-----------------------------------------------------------------------------------
 Treuhandanstalt Gtd. Nts., 6.75%, 5/13/04 [EUR]          25,722,000    26,854,800
                                                                    ---------------
                                                                        87,641,226

-----------------------------------------------------------------------------------
 Great Britain--0.6%
 United Kingdom Treasury Bonds, 5.75%, 12/7/09 [GBP]      21,895,000    37,506,862
-----------------------------------------------------------------------------------
 Greece--0.3%
 Greece (Republic of) Bonds, 5.35%, 5/18/11 [EUR]          9,100,000     9,487,661
-----------------------------------------------------------------------------------
 Greece (Republic of) Sr. Unsub. Bonds,
 4.65%, 4/19/07 [EUR]                                      6,600,000     6,771,820
                                                                    ---------------
                                                                        16,259,481

-----------------------------------------------------------------------------------
 Guatemala--0.1%
 Guatemala (Republic of) Nts., 10.25%, 11/8/11(1)          2,910,000     3,353,775
-----------------------------------------------------------------------------------
 Italy--0.8%
 Italy (Republic of) Treasury Bonds,
 Buoni del Tesoro Poliennali:
 0.375%, 10/10/06 [JPY]                                1,445,000,000    11,937,215
 5.25%, 8/1/11 [EUR]                                      10,850,000    11,370,728
 6%, 5/1/31 [EUR]                                         11,715,000    13,187,267
-----------------------------------------------------------------------------------
 Italy (Republic of) Treasury Nts.,
 Cert Di Credito Del Tesoro,
 4.20%, 10/1/02(2) [EUR]                                  11,700,000    11,559,641
                                                                    ---------------
                                                                        48,054,851

-----------------------------------------------------------------------------------
 Ivory Coast--0.1%
 Ivory Coast (Government of) Front
 Loaded Interest Reduction Bonds,
 2%, 3/29/18(1,3,4)                                           87,000        16,285
-----------------------------------------------------------------------------------
 Ivory Coast (Government of) Past Due Interest Bonds,
 Series F, 1.905%, 3/29/18(1,3,4) [FRF]                   93,959,750     3,061,339
                                                                    ---------------
                                                                         3,077,624

-----------------------------------------------------------------------------------
 Mexico--1.3%
 United Mexican States Bonds:
 8.30%, 8/15/31                                           12,220,000    11,883,950
 11.50%, 5/15/26                                          27,410,000    34,605,125
-----------------------------------------------------------------------------------
 United Mexican States Nts.:
 7.50%, 1/14/12                                           20,044,000    20,319,605
 8.375%, 1/14/11                                          10,855,000    11,452,025
                                                                    ---------------
                                                                        78,260,705

-----------------------------------------------------------------------------------
 Nigeria--0.1%
 Nigeria (Federal Republic of) Promissory
 Nts., Series RC, 5.092%, 1/5/10(3,4)                      8,377,271     4,033,723
-----------------------------------------------------------------------------------
 Norway--0.1%
 Norway (Government of) Bonds, 5.50%, 5/15/09 [NOK]       46,495,000     6,110,829
-----------------------------------------------------------------------------------
 Panama--0.6%
 Panama (Republic of) Bonds:
 9.375%, 4/1/29                                            9,460,000     9,625,550
 10.75%, 5/15/20                                           3,750,000     3,778,125


21    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Panama Continued
 Panama (Republic of) Interest Reduction
 Bonds, 5%, 7/17/14(2)                                 $   9,048,859 $   7,533,175
-----------------------------------------------------------------------------------
 Panama (Republic of) Nts., 8.25%, 4/22/08                 3,839,000     3,695,037
-----------------------------------------------------------------------------------
 Panama (Republic of) Past Due Interest
 Debs., 2.75%, 7/17/16(2)                                 15,005,133    10,541,106
                                                                    ---------------
                                                                        35,172,993

-----------------------------------------------------------------------------------
 Peru--0.8%
 Peru (Republic of) Sr. Nts., Zero Coupon,
 4.53%, 2/28/16(9)                                        98,374,428    46,540,942
-----------------------------------------------------------------------------------
 Philippines--1.4%
 Philippines (Republic of) Bonds, 9.375%, 1/18/17         12,665,000    12,965,794
-----------------------------------------------------------------------------------
 Philippines (Republic of) Nts., 10.625%, 3/16/25         13,700,000    14,282,250
-----------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Bonds:
 8.875%, 4/15/08                                           5,910,000     6,242,437
 9.875%, 1/15/19                                          46,354,000    46,122,230
                                                                    ----------------
                                                                        79,612,711

-----------------------------------------------------------------------------------
 Russia--3.0%
 Russian Federation Unsec. Unsub. Nts.:
 8.75%, 7/24/05                                           12,380,000    13,184,700
 10%, 6/26/07                                              6,820,000     7,399,700
 12.75%, 6/24/28                                          14,630,000    17,815,287
-----------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30(2)          118,770,250    83,807,258
-----------------------------------------------------------------------------------
 Russian Ministry of Finance Debs., Series V, 3%, 5/14/08 70,605,000    49,550,589
                                                                    ---------------
                                                                       171,757,534

-----------------------------------------------------------------------------------
 South Africa--0.5%
 South Africa (Republic of) Unsec. Nts.:
 7.375%, 4/25/12                                          23,680,000    25,012,000
 8.50%, 6/23/17                                            4,480,000     4,832,800
                                                                    ---------------
                                                                        29,844,800

-----------------------------------------------------------------------------------
 Spain--0.9%
 Spain (Kingdom of) Bonds, Bonos y
 Obligacion del Estado, 5.75%,
 7/30/32 [EUR]                                            10,280,000    11,338,353
-----------------------------------------------------------------------------------
 Spain (Kingdom of) Gtd. Bonds, Bonos
 y Obligacion del Estado,
 5.40%, 7/30/11 [EUR]                                     36,305,000    38,487,110
                                                                    ---------------
                                                                        49,825,463

-----------------------------------------------------------------------------------
 Supranational--0.2%
 European Investment Bank Nts., 2.125%,
 9/20/07 [JPY]                                         1,165,000,000    10,428,922
-----------------------------------------------------------------------------------
 Sweden--0.1%
 Sweden (Kingdom of) Debs., Series 1040,
 6.50%, 5/5/08 [SEK]                                      51,425,000     6,053,315
-----------------------------------------------------------------------------------
 The Netherlands--0.8%
 The Netherlands (Government of) Bonds:
 5%, 7/15/11 [EUR]                                         5,575,000     5,778,098
 5.50%, 1/15/28 [EUR]                                      4,315,000     4,617,190
 5.75%, 1/15/04 [EUR]                                      7,999,000     8,172,615
 Series 1, 5.75%, 2/15/07 [EUR]                           16,600,000    17,769,100


22    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 The Netherlands Continued
 The Netherlands (Government of) Treasury
 Bills, Zero Coupon,
 3.13%, 2/28/03(9) [EUR]                                  11,140,000 $  10,871,986
                                                                    ---------------
                                                                        47,208,989

-----------------------------------------------------------------------------------
 Turkey--0.4%
 Turkey (Republic of) Bonds, 11.75%, 6/15/10               2,350,000     2,109,125
-----------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsec. Unsub. Nts.,
 11.875%, 1/15/30                                         16,180,000    13,591,200
-----------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09   9,655,000     8,906,738
                                                                    ---------------
                                                                        24,607,063

-----------------------------------------------------------------------------------
 Ukraine--0.4%
 Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07      23,029,440    24,178,033
-----------------------------------------------------------------------------------
 Uruguay--0.0%
 Banco Central Del Uruguay Nts., Series A,
 6.75%, 2/19/21(1)                                         2,870,000     1,772,225
-----------------------------------------------------------------------------------
 Venezuela--1.2%
 Venezuela (Republic of) Bonds, 9.25%, 9/15/27            48,085,000    32,096,737
-----------------------------------------------------------------------------------
 Venezuela (Republic of) Debs., Series DL,
 2.875%, 12/18/07(2)                                      33,800,356    25,603,769
-----------------------------------------------------------------------------------
 Venezuela (Republic of) Front-Loaded Interest Reduction Bonds:
 Series A, 2.688%, 3/31/07(2)                              7,582,690     5,630,148
 Series B, 2.688%, 3/31/07(2)                             10,247,394     7,608,690
                                                                    ---------------
                                                                        70,939,344
                                                                    ---------------
 Total Foreign Government Obligations (Cost $1,302,756,438)          1,284,783,940

===================================================================================
 Loan Participations--1.6%
-----------------------------------------------------------------------------------
 Algeria (Republic of) Loan Participation
 Nts., 2.625%, 3/4/10(1,2)                                26,446,712    23,289,636
-----------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesia Rupiah
 Loan Participation Nts.:
 2.636%, 5/21/04(3)                                        7,710,000     3,970,650
 2.636%, 3/25/05(3)                                        4,305,000     2,260,125
 2.636%, 12/14/13(1,3)                                    12,925,000     5,816,250
-----------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts.:
 9.50%, 2/19/03                                            8,935,000     9,038,646
 10%, 12/9/02(1)                                          16,680,000    16,785,084
-----------------------------------------------------------------------------------
 Russia (Government of) Debs., Series VI, 3%, 5/14/06     36,235,000    29,864,488
                                                                    ---------------
 Total Loan Participations (Cost $91,300,378)                           91,024,879

===================================================================================
 Corporate Bonds and Notes--32.5%
-----------------------------------------------------------------------------------
 Consumer Discretionary--10.3%
-----------------------------------------------------------------------------------
 Auto Components--0.8%
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(3,4)   3,475,000       799,250
-----------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc.,
 9.75% Sr. Sub. Nts., 2/15/10(5)                           1,900,000     1,938,000
-----------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75%
 Sr. Nts., 12/31/11                                        2,700,000     2,592,000
-----------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                   6,100,000     5,749,250
 10.125% Sr. Nts., 3/15/10(5)                              3,500,000     3,430,000
-----------------------------------------------------------------------------------
 Delco Remy International, Inc., 11% Sr.
 Unsec. Sub. Nts., 5/1/09                                  2,700,000     1,741,500


23    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Auto Components Continued
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                      $ 2,500,000 $   2,487,500
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                  7,600,000     6,985,305
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                 5,050,000     4,683,875
-----------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co., 7.857% Nts., 8/15/11          1,000,000       835,280
-----------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., 11.875%
 Sr. Nts., 6/15/06(3,4,5)                                  2,000,000     1,230,000
-----------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12(5)            5,500,000     4,757,500
-----------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                 9,100,000     9,327,500
                                                                    ---------------
                                                                        46,556,960

-----------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.8%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08          4,875,000     1,243,125
-----------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11             4,000,000     4,120,000
-----------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12           3,600,000     3,762,000
-----------------------------------------------------------------------------------
 Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10(5)           2,200,000     2,255,000
-----------------------------------------------------------------------------------
 Capital Gaming International, Inc.,
 11.50% Promissory Nts., 8/1/1995(1,3,4)                      33,500            --
-----------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise,
 9.25% Sr. Unsec. Nts., 4/1/09                             3,000,000     3,120,000
-----------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50%
 Sr. Unsec. Sub. Nts., 4/1/09                              4,000,000     4,200,000
-----------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875% Sr.
 Sub. Disc. Nts., 2/1/04(1,3)                              4,800,000        54,000
-----------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875%
 Sr. Sub. Nts., 4/15/09                                    6,800,000     7,046,500
-----------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07      6,000,000     6,540,000
-----------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec.
 Sub. Nts., Series B, 2/15/07                              5,250,000     4,593,750
-----------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                 10,550,000    10,602,750
-----------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.:
 8.75% Sr. Unsec. Nts., 4/15/09                            2,900,000     2,958,000
 9% Sr. Sub. Nts., 3/15/12                                 9,000,000     9,292,500
-----------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts.,
 Series B, 5/15/12                                         3,100,000     2,999,250
-----------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06              7,100,000     7,171,000
-----------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                             3,500,000     3,692,500
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07             4,800,000     5,196,000
-----------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11     5,100,000     5,304,000
-----------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12                                  1,900,000     1,957,000
 8.125% Sr. Nts., 1/1/06                                   3,750,000     3,890,625
 8.375% Sr. Sub. Nts., 7/1/11                              1,600,000     1,648,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                       12,450,000    13,041,375
-----------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875%
 Sr. Sub. Nts., 3/15/10                                    7,000,000     7,105,000
-----------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sr. Sub. Nts., 3/15/10                             3,700,000     3,737,000
 11.125% Sr. Unsec. Sub. Nts., 3/1/08                      8,000,000     8,640,000
-----------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,3,4)        10,800,000            --
-----------------------------------------------------------------------------------
 Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(11)                         6,350,000     5,238,750
 9.75% Sr. Nts., 6/15/07                                   6,050,000     5,324,000

24    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12   $ 4,400,000 $   4,202,000
-----------------------------------------------------------------------------------
 Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                  8,500,000     7,012,500
-----------------------------------------------------------------------------------
 Station Casinos, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 12/1/08                      4,500,000     4,657,500
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                       3,500,000     3,771,250
-----------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr.
 Sub. Unsec. Nts., 8/15/11(5)                              5,000,000     5,037,500
-----------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09   2,000,000     2,050,000
-----------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas
 Sands, Inc., 11% Bonds, 6/15/10(5)                        2,100,000     2,068,500
                                                                    ---------------
                                                                       163,531,375

-----------------------------------------------------------------------------------
 Household Durables--1.1%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12          6,000,000     6,030,000
-----------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 7.875% Sr. Nts., 8/15/11                                  2,900,000     2,805,750
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                      2,100,000     2,031,750
 9.75% Sr. Sub. Nts., 9/15/10(12)                          2,325,000     2,295,937
-----------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10      8,000,000     8,800,000
-----------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10                 1,500,000     1,520,625
-----------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875%
 Sr. Sub. Nts., 4/1/12                                     4,800,000     4,296,000
-----------------------------------------------------------------------------------
 KB Home:
 7.75% Sr. Nts., 10/15/04                                  9,550,000     9,597,750
 8.625% Sr. Sub. Nts., 12/15/08                            2,050,000     2,029,500
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                         700,000       714,000
-----------------------------------------------------------------------------------
 Metromedia International Group, Inc.,
 10.50% Sr. Unsec. Disc. Nts., 9/30/07(1,3)               32,856,482     6,735,579
-----------------------------------------------------------------------------------
 Salton, Inc.:
 10.75% Sr. Unsec. Sub. Nts., 12/15/05                     7,600,000     7,030,000
 12.25% Sr. Sub. Nts., 4/15/08                             2,000,000     1,890,000
-----------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12      2,000,000     1,900,000
-----------------------------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12       3,500,000     3,211,250
-----------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07   5,300,000     4,531,500
                                                                    ---------------
                                                                        65,419,641

-----------------------------------------------------------------------------------
 Internet & Catalog Retail--0.3%
 Amazon.com, Inc., 0%/10% Sr. Unsec.
 Disc. Nts., 5/1/08(11,12)                                16,350,000    15,164,625
-----------------------------------------------------------------------------------
 Media--4.3%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09(3)                         1,400,000       511,000
 8.125% Sr. Nts., Series B, 7/15/03(3)                     3,750,000     1,387,500
 8.375% Sr. Nts., Series B, 2/1/08(3)                      4,400,000     1,628,000
 9.25% Sr. Nts., 10/1/02(3)                                6,300,000     2,299,500
 9.875% Sr. Nts., Series B, 3/1/07(3)                      1,500,000       547,500
 10.25% Sr. Unsec. Nts., 11/1/06(3)                        6,300,000     2,299,500
 10.25% Sr. Unsec. Sub. Nts., 6/15/11(3)                   2,600,000       962,000
 10.50% Sr. Unsec. Nts., Series B, 7/15/04(3)              4,000,000     1,480,000
 10.875% Sr. Unsec. Nts., 10/1/10(3)                         400,000       146,000
-----------------------------------------------------------------------------------
 Allbritton Communications Co., 8.875% Sr.
 Sub. Nts., Series B, 2/1/08                               2,375,000     2,434,375
-----------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec.
 Sub. Nts., 2/1/11                                        11,300,000     9,887,500


25    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Media Continued
 AOL Time Warner, Inc., 6.875% Nts., 5/1/12              $11,250,000 $  10,258,290
-----------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09  3,000,000     3,015,000
-----------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20%
 Sr. Unsec. Nts., 7/15/09                                    300,000       304,971
-----------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125%
 Sr. Nts., 7/15/11(3) [EUR]                                3,000,000        74,122
-----------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr.
 Sub. Nts., Series B, 2/1/09                               1,000,000       915,000
-----------------------------------------------------------------------------------
 Chancellor Media Corp., 8.75% Sr. Unsec.
 Sub. Nts., Series B, 6/15/07                              3,500,000     3,640,000
-----------------------------------------------------------------------------------
 Charter Communications Holdings LLC/
 Charter Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(11)               20,300,000     9,541,000
 8.25% Sr. Unsec. Nts., 4/1/07                             2,650,000     1,643,000
 8.625% Sr. Unsec. Nts., 4/1/09                            5,700,000     3,534,000
 9.625% Sr. Unsec. Sub. Nts., 11/15/09                     3,500,000     2,152,500
 10% Sr. Nts., 4/1/09                                      1,000,000       625,000
 10% Sr. Unsec. Sub. Nts., 5/15/11                         2,000,000     1,230,000
 10.75% Sr. Unsec. Nts., 10/1/09                           2,300,000     1,460,500
 11.125% Sr. Unsec. Nts., 1/15/11                          8,000,000     5,080,000
-----------------------------------------------------------------------------------
 Cinemark USA, Inc., 9.625% Sr. Sub.
 Nts., Series B, 8/1/08                                    1,250,000     1,175,000
-----------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(3,4)    2,725,000       408,750
-----------------------------------------------------------------------------------
 Comcast Cable Communications, Inc.,
 6.75% Sr. Unsub. Nts., 1/30/11                           11,900,000    11,087,551
-----------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12    2,200,000     2,249,500
-----------------------------------------------------------------------------------
 Cox Communications, Inc., 7.75% Sr. Nts., 11/1/10         2,000,000     2,073,120
-----------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec.
 Unsub. Nts., Series B, 4/1/11                            13,300,000    10,640,000
-----------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr.
 Unsec. Sub. Nts., 7/1/08                                  2,700,000     2,862,000
-----------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375%
 Sr. Unsec. Nts., 10/1/07                                 15,650,000    15,571,750
-----------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09(5)                               2,700,000     2,551,500
 9.375% Sr. Unsec. Nts., 2/1/09                           12,300,000    11,869,500
-----------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11(11)              8,128,000     6,136,640
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09            5,925,000     6,043,500
-----------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc.,
 7.625% Sr. Unsec. Sub. Nts., 3/1/14                       2,000,000     2,090,000
-----------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125%
 Sr. Sub. Nts., 3/15/09                                    1,400,000     1,435,000
-----------------------------------------------------------------------------------
 Insight Communications Co., Inc.,
 0%/12.25% Sr. Disc. Nts., 2/15/11(11)                     5,500,000     2,035,000
-----------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc.,
 9.75% Sr. Nts., 10/1/09                                   2,500,000     2,212,500
-----------------------------------------------------------------------------------
 Lamar Advertising Co.:
 8.625% Sr. Sub. Nts., 9/15/07                             3,175,000     3,302,000
 9.625% Sr. Unsec. Sub. Nts., 12/1/06                      6,375,000     6,614,062
-----------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp.,
 9.50% Sr. Unsec. Nts., 1/15/13                            3,700,000     3,034,000
-----------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(5)                 9,200,000     7,406,000
-----------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub.
 Nts., Series B, 7/1/11                                    2,900,000     3,045,000
-----------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub.
 Nts., Series B, 2/1/12                                    6,500,000     6,695,000
-----------------------------------------------------------------------------------
 Rogers Cablesystems Ltd., 10% Second
 Priority Sr. Sec. Debs., 12/1/07                          4,350,000     4,350,000
-----------------------------------------------------------------------------------
 Rogers Communications, Inc., 8.75%
 Sr. Nts., 7/15/07 [CAD]                                  20,000,000    10,496,785
-----------------------------------------------------------------------------------
 Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]    14,580,000     6,022,546


26    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Media Continued
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12                               $10,600,000 $  10,706,000
 8.75% Sr. Sub. Nts., 12/15/07                             4,325,000     4,454,750
 8.75% Sr. Sub. Nts., 12/15/11                               800,000       830,000
 9% Sr. Unsec. Sub. Nts., 7/15/07                          6,000,000     6,210,000
-----------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625%
 Sr. Unsec. Sub. Nts., 11/1/09                            10,850,000    11,121,250
-----------------------------------------------------------------------------------
 Sun Media Corp., 9.50% Sr. Sub. Nts., 5/15/07               578,000       581,612
-----------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13                  2,000,000     1,975,482
-----------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts.,
 Series B, 11/1/09(3,4,11)                                 8,700,000       261,000
 0%/13.75% Sr. Unsec. Disc. Nts.,
 Series B, 2/1/10(3,4,11)                                 17,800,000       534,000
 11.25% Sr. Nts., Series B, 11/1/09(3) [EUR]               9,500,000       328,610
 11.50% Sr. Unsec. Nts., Series B, 2/1/10(3,4)             1,000,000        35,000
-----------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr.
 Unsec. Sub. Nts., 2/15/09                                 2,500,000     2,541,343
-----------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader
 Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                            7,900,000     7,386,500
-----------------------------------------------------------------------------------
 Ziff Davis Media, Inc., 12% Sr.
 Unsec. Sub. Nts., 8/12/09(1)                                760,000       380,000
                                                                    ---------------
                                                                       245,808,509

-----------------------------------------------------------------------------------
 Multiline Retail--0.1%
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                           5,420,000     5,013,500
 9.875% Nts., 10/1/11                                      3,700,000     3,644,500
                                                                    ---------------
                                                                         8,658,000

-----------------------------------------------------------------------------------
 Specialty Retail--0.7%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12  6,900,000     6,244,500
-----------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08              5,500,000     5,665,000
-----------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06              7,400,000     7,871,750
-----------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125%
 Sr. Unsec. Sub. Nts., 5/1/08                              3,775,000     3,114,375
-----------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                4,000,000     3,720,000
-----------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08        3,125,000     2,984,375
-----------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09(1,3,4)     4,300,000            --
-----------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75%
 Sr. Sub. Nts., 11/1/11                                    4,000,000     4,320,000
-----------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Sub. Nts., 3/15/12(5)   200,000       203,000
-----------------------------------------------------------------------------------
 United Rentals (North America), Inc.,
 10.75% Sr. Unsec. Nts., 4/15/08                           5,850,000     5,616,000
-----------------------------------------------------------------------------------
 United Rentals, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                 3,900,000     3,237,000
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09               150,000       125,250
                                                                    ---------------
                                                                        43,101,250

-----------------------------------------------------------------------------------
 Textiles & Apparel--0.2%
 Galey & Lord, Inc., 9.125% Sr. Unsec.
 Sub. Nts., 3/1/08(3,4)                                    5,050,000       858,500
-----------------------------------------------------------------------------------
 Levi Strauss & Co.:
 6.80% Nts., 11/1/03                                       1,800,000     1,593,000
 11.625% Sr. Unsec. Nts., 1/15/08                          1,750,000     1,408,750

27    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Textiles & Apparel Continued
 Phillips-Van Heusen Corp., 9.50% Sr.
 Unsec. Sub. Nts., 5/1/08                                $ 3,750,000 $   3,843,750
-----------------------------------------------------------------------------------
 Polymer Group, Inc., 9% Sr. Unsec.
 Sub. Nts., Series B, 7/1/07(3)                              500,000       102,500
-----------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10(5)                  2,500,000     2,587,500

                                                                    ---------------
                                                                        10,394,000
-----------------------------------------------------------------------------------
 Consumer Staples--1.7%
-----------------------------------------------------------------------------------
 Beverages--0.2%
 Canandaigua Brands, Inc.:
 8.50% Sr. Unsec. Sub. Nts., 3/1/09                        1,500,000     1,537,500
 8.625% Sr. Unsec. Nts., 8/1/06                            1,300,000     1,371,500
-----------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125%
 Sr. Sub. Nts., 1/15/12                                    2,000,000     2,050,000
-----------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec.
 Nts., Series B, 2/1/05                                    7,400,000     5,809,000
                                                                    ---------------
                                                                        10,768,000

-----------------------------------------------------------------------------------
 Food & Drug Retailing--0.2%
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08                           6,500,000     5,102,500
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07           1,000,000       585,000
-----------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The),
 9.125% Sr. Nts., 12/15/11                                 1,400,000     1,043,000
-----------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07        3,450,000     2,984,250
-----------------------------------------------------------------------------------
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12        2,700,000     2,511,000
-----------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09(1,3,4,13)     8,836,185     1,148,704
                                                                    ---------------
                                                                        13,374,454

-----------------------------------------------------------------------------------
 Food Products--0.7%
 American Seafood Group LLC, 10.125%
 Sr. Sub. Nts., 4/15/10(5)                                 4,700,000     4,688,250
-----------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub.
 Nts., Series B, 7/1/08                                    2,550,000     1,469,437
-----------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr.
 Sub. Nts., 7/15/12(5)                                     5,350,000     5,336,625
-----------------------------------------------------------------------------------
 Chiquita Brands International, Inc., 10.56%
 Sr. Unsec. Nts., 3/15/09                                    622,000       643,770
-----------------------------------------------------------------------------------
 Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07   1,950,000     1,686,750
-----------------------------------------------------------------------------------
 Dole Food Co., Inc., 7.25% Sr. Nts., 5/1/09               7,500,000     6,758,723
-----------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09              1,000,000       951,250
-----------------------------------------------------------------------------------
 Smithfield Foods, Inc., 7.625% Sr.
 Unsec. Sub. Nts., 2/15/08                                 3,050,000     2,897,500
-----------------------------------------------------------------------------------
 Sparkling Spring Water Group Ltd., 11.50%
 Sr. Sec. Sub. Nts., 11/15/07(1)                           7,350,000     6,798,750
-----------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09(5)                 2,000,000     1,865,000
-----------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.75% Sr.
 Sub. Nts., 4/15/11(1) [GBP]                               4,000,000     6,982,344
                                                                    ---------------
                                                                        40,078,399

-----------------------------------------------------------------------------------
 Household Products--0.6%
 AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(11) 3,850,000     3,099,250
-----------------------------------------------------------------------------------
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                 3,700,000     3,570,500
----------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                  2,000,000     1,190,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07           6,110,000     3,635,450


28    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Household Products Continued
 Johnsondiversey, Inc., 9.625% Sr.
 Sub. Nts., 5/15/12(5)                                 $   1,600,000 $   1,604,000
-----------------------------------------------------------------------------------
 Pennzoil-Quaker State Co., 6.75% Nts., 4/1/09             4,000,000     4,514,692
-----------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr.
 Unsec. Sub. Nts., 6/1/11                                  4,500,000     4,826,250
-----------------------------------------------------------------------------------
 Revlon Consumer Products Corp.:
 9% Sr. Nts., 11/1/06                                      4,600,000     2,645,000
 12% Sr. Sec. Nts., 12/1/05                                6,450,000     5,837,250
-----------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr.
 Unsec. Sub. Nts., 7/1/08(1,3,4)                           6,340,000            --
                                                                    ---------------
                                                                        30,922,392

-----------------------------------------------------------------------------------
 Energy--2.6%
-----------------------------------------------------------------------------------
 Energy Equipment & Services--0.9%
 Clark Refining & Marketing, Inc., 8.875%
 Sr. Sub. Nts., 11/15/07                                   3,800,000     3,249,000
-----------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11              1,900,000     1,852,500
-----------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec.
 Nts., Series B, 2/15/08(1)                                5,925,000     1,510,875
-----------------------------------------------------------------------------------
 Hanover Equipment Trust, 8.50% Sr. Sec.
 Nts., Trust 2001, Cl. A, 9/1/08(5)                        1,900,000     1,776,500
-----------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc.,
 10.625% Sr. Nts., 8/1/08                                 12,750,000    13,387,500
-----------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08        14,250,000    12,397,500
-----------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09      2,000,000     2,075,000
-----------------------------------------------------------------------------------
 Trico Marine Services, Inc., 8.875% Sr. Nts., 5/15/12(5)  2,000,000      1,730,000
-----------------------------------------------------------------------------------
 Universal Compression Holdings, Inc.,
 0%/9.875% Sr. Disc. Nts., 2/15/08(11)                    17,575,000    17,487,125
                                                                    ---------------
                                                                        55,466,000

-----------------------------------------------------------------------------------
 Oil & Gas--1.7%
 Chesapeake Energy Corp.:
 8.125% Sr. Unsec. Nts., 4/1/11                            3,650,000     3,668,250
 9% Sr. Nts., 8/15/12(5)                                   1,000,000     1,032,500
-----------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                  3,500,000     3,500,000
-----------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09             9,735,000     9,929,700
-----------------------------------------------------------------------------------
 Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12        2,200,000     1,551,000
-----------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12   3,250,000     3,450,658
-----------------------------------------------------------------------------------
 Petroleos Mexicanos:
 7.375% Unsec. Nts., 8/13/07 [ITL]                     6,619,030,000     3,264,425
 9.375% Sr. Unsec. Bonds, 12/2/08                          9,030,000     9,729,825
-----------------------------------------------------------------------------------
 Petronas Capital Ltd.:
 7.875% Nts., 5/22/22                                      8,805,000     9,800,097
 7.875% Nts., 5/22/22(5)                                   8,450,000     9,281,548
-----------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12    3,000,000     3,161,154
-----------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts.,
 Series B, 5/15/07                                         5,800,000     6,046,500
-----------------------------------------------------------------------------------
 Premcor USA, Inc., 11.50% Cum. Sr. Nts., 10/1/09          4,144,000     4,330,480
-----------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08        21,325,000     6,450,813
-----------------------------------------------------------------------------------
 Stone Energy Corp.:
 8.25% Sr. Unsec. Sub. Nts., 12/15/11                      1,000,000     1,030,000
 8.75% Sr. Sub. Nts., 9/15/07                              8,460,000     8,840,700
-----------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11           2,000,000     2,080,000


29    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Oil & Gas Continued
 Westport Resources Corp., 8.25% Sr. Unsec.
 Sub. Nts., 11/1/11                                      $ 3,500,000 $   3,622,500
-----------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                 5,200,000     5,486,000
                                                                    ---------------
                                                                        96,256,150

-----------------------------------------------------------------------------------
 Financials--3.4%
-----------------------------------------------------------------------------------
 Banks--1.1%
 Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                 4,167,000     4,479,525
-----------------------------------------------------------------------------------
 Brand Scaffold Services, Inc.,
 10.25% Sr. Unsec. Nts., 2/15/08                           2,000,000     2,168,000
-----------------------------------------------------------------------------------
 Chohung Bank, 11.875% Sub. Nts., 4/1/10(2)                8,440,000     9,907,277
-----------------------------------------------------------------------------------
 European Investment Bank, 3% Eligible
 Interest Nts., 9/20/06 [JPY]                            687,000,000     6,259,409
-----------------------------------------------------------------------------------
 Hanvit Bank, 12.75% Unsec. Sub. Nts., 3/1/10(2)          11,001,000    13,072,037
-----------------------------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts., 9/8/04(1)           10,000,000    10,450,000
-----------------------------------------------------------------------------------
 Mexican Williams Sr. Nts., 2.076%, 11/15/08(1,2)          1,500,000     1,543,830
-----------------------------------------------------------------------------------
 Ongko International Finance Co. BV,
 10.50% Sec. Nts., 3/29/04(1,3,4)                          4,970,000        74,550
-----------------------------------------------------------------------------------
 Sovereign Bancorp, Inc., 10.50% Sr.
 Unsec. Nts., 11/15/06                                     1,000,000     1,115,000
-----------------------------------------------------------------------------------
 Tokai Preferred Capital Co. LLC,
 9.98% Non-Cum. Bonds,
 Series A, 12/29/49(2,5)                                  12,530,000    11,435,467
-----------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec.
 Sub. Debs., 5/15/12                                       5,800,000     5,539,000
                                                                    ---------------
                                                                        66,044,095

-----------------------------------------------------------------------------------
 Diversified Financials--1.4%
 AMRESCO, Inc.:
 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(3,4)           6,485,000     1,459,125
 10% Sr. Sub. Nts., Series 97-A, 3/15/04(3,4)              7,050,000     1,586,250
-----------------------------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12       3,200,000     3,312,000
-----------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09           18,048,000     5,594,880
-----------------------------------------------------------------------------------
 Fuji JGB Investment LLC:
 9.87% Non-Cum. Bonds, Series A, 12/31/49(2)               3,447,000     3,137,111
 9.87% Non-Cum. Bonds, Series A, 12/31/49(2,5)             3,766,000     3,427,433
-----------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC:
 8.79% Non-Cum. Bonds, Series A, 12/29/49(2)               2,120,000     1,774,315
 8.79% Bonds, 12/29/49(2,5)                               40,995,000    34,310,396
-----------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09     3,750,000     3,206,250
------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07   5,900,000     6,342,500
-----------------------------------------------------------------------------------
 Metris Cos., Inc., 10.125% Sr. Unsec. Nts., 7/15/06         500,000       372,500
-----------------------------------------------------------------------------------
 Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27       5,250,000     4,016,250
----------------------------------------------------------------------------------
 Ocwen Financial Corp., 11.875% Nts., 10/1/03              9,275,000     9,321,375
-----------------------------------------------------------------------------------
 SBS Agro Finance BV, 10.25% Bonds, 7/21/00(1,3)          14,961,000       673,245
                                                                    ---------------
                                                                        78,533,630

-----------------------------------------------------------------------------------
 Insurance--0.0%
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/09(3,5)       3,050,000       686,250
-----------------------------------------------------------------------------------
 Parametric RE Ltd., 6.423% Nts., 11/19/07(2,5)            2,400,000     2,414,160
                                                                    ---------------
                                                                         3,100,410

30    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1

-----------------------------------------------------------------------------------
 Real Estate--0.9%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07         $ 7,700,000 $   6,198,500
-----------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25%
 Sr. Unsec. Sub. Nts., 6/15/11                             1,450,000     1,290,500
-----------------------------------------------------------------------------------
 Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09(5)  2,000,000     2,077,500
-----------------------------------------------------------------------------------
 Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                 2,609,000     2,458,982
-----------------------------------------------------------------------------------
 HMH Properties, Inc.:
 7.875% Sr. Nts., Series B, 8/1/08                         1,500,000     1,410,000
 8.45% Sr. Nts., Series C, 12/1/08                         3,000,000     2,880,000
-----------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                 5,000,000     5,012,500
-----------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08       150,000       155,932
-----------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                       6,800,000     5,474,000
 9.125% Sr. Unsec. Nts., 1/15/11                           4,850,000     4,340,750
-----------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust,
 9.75% Sr. Sec. Nts., Series B, 4/1/08(1)                 17,590,000    17,502,050
-----------------------------------------------------------------------------------
 Ventas Realty LP, 9% Sr. Nts., 5/1/12                     2,000,000     2,075,000
                                                                    ---------------
                                                                        50,875,714

-----------------------------------------------------------------------------------
 Health Care--1.0%
-----------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.1%
 Kinetic Concepts, Inc., 9.625% Sr. Unsec.
 Sub. Nts., Series B, 11/1/07                                975,000       931,125
-----------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125%
 Sr. Sub. Nts., 6/15/12(5)                                 4,150,000     4,139,625
-----------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr.
 Unsec. Sub. Nts., 8/1/11                                    550,000       544,500
                                                                    ---------------
                                                                         5,615,250

-----------------------------------------------------------------------------------
 Health Care Providers & Services--0.8%
 Alliance Imaging, Inc., 10.375% Sr.
 Unsec. Sub. Nts., 4/15/11                                 1,000,000     1,065,000
-----------------------------------------------------------------------------------
 Extendicare Health Services, Inc.,
 9.50% Sr. Nts., 7/1/10(5)                                 1,900,000     1,928,500
-----------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II,
 7.875% Nts., 2/1/08                                       2,990,000     2,474,225
-----------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust III,
 7.375% Nts., 2/1/08 [DEM]                                 1,700,000       644,270
-----------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust IV,
 7.875% Trust Preferred Nts., 6/15/11                      6,350,000     5,207,000
-----------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09  2,850,000     3,021,000
-----------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12(5)                14,800,000    10,360,000
-----------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Sub. Nts., 8/15/12(5)         3,900,000     3,880,500
-----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75%
 Sr. Unsec. Unsub. Nts., 6/1/09                            4,600,000     4,565,500
-----------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12(5)   5,200,000     4,901,000
-----------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec.
 Nts., Series B, 5/1/09                                    4,000,000     4,250,000
-----------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12           1,600,000     1,592,000
                                                                    ---------------
                                                                        43,888,995

-----------------------------------------------------------------------------------
 Pharmaceuticals--0.1%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                1,200,000     1,032,000
-----------------------------------------------------------------------------------
 Pfizer, Inc., 0.80% Unsec. Bonds,
 Series INTL, 3/18/08 [JPY]                              858,000,000     7,144,362
                                                                    ---------------
                                                                         8,176,362

31    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Industrials--4.3%
-----------------------------------------------------------------------------------
 Aerospace & Defense--0.5%
 Alliant Techsystems, Inc., 8.50% Sr.
 Unsec. Sub. Nts., 5/15/11                               $ 2,900,000 $   3,095,750
-----------------------------------------------------------------------------------
 American Plumbing & Mechanical,
 Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08                                        6,700,000     3,718,500
-----------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11                       6,300,000     4,630,500
 9.50% Sr. Unsec. Sub. Nts., 11/1/08                       2,500,000     1,875,000
-----------------------------------------------------------------------------------
 Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09     6,700,000     6,532,500
-----------------------------------------------------------------------------------
 L-3 Communications Corp., 7.625%
 Sr. Sub. Nts., 6/15/12(5)                                 1,700,000     1,768,000
-----------------------------------------------------------------------------------
 SC International Services, Inc.,
 9.25% Sr. Sub. Nts., Series B, 9/1/07                    10,150,000     5,887,000
-----------------------------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08           1,100,000     1,133,000
                                                                    ---------------
                                                                        28,640,250

-----------------------------------------------------------------------------------
 Air Freight & Couriers--0.1%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08                                   6,200,000     2,201,000
 9.375% Sr. Unsec. Nts., 11/15/06                          2,700,000       985,500
                                                                    ---------------
                                                                         3,186,500

-----------------------------------------------------------------------------------
 Airlines--0.3%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05     22,273,000    11,275,706
-----------------------------------------------------------------------------------
 Amtran, Inc.:
 9.625% Nts., 12/15/05                                     4,800,000     1,944,000
 10.50% Sr. Nts., 8/1/04                                  11,800,000     4,779,000
                                                                    ---------------
                                                                        17,998,706

-----------------------------------------------------------------------------------
 Building Products--0.3%
 Associated Materials, Inc., 9.75%
 Sr. Sub. Nts., 4/15/12(5)                                 2,400,000     2,472,000
-----------------------------------------------------------------------------------
 GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(5)            632,622       686,461
-----------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                  8,500,000     8,585,000
 9.25% Sr. Nts., Series B, 3/15/07                         4,890,000     4,951,125
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                      1,150,000     1,121,250
                                                                    ---------------
                                                                        17,815,836

-----------------------------------------------------------------------------------
 Commercial Services & Supplies--1.2%
 Allied Waste North America, Inc.:
 8.50% Sr. Sub. Nts., 12/1/08                             10,300,000     9,836,500
 8.875% Sr. Nts., Series B, 4/1/08                        14,800,000    14,430,000
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                3,400,000     3,145,000
-----------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub.
 Nts., Series B, 11/15/05(1,3,4)                           3,462,000        51,930
-----------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09   2,500,000     2,525,000
-----------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                       3,300,000     3,423,750
-----------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(1)             6,545,000     6,774,075
-----------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375%
 Sr. Sub. Nts., 8/1/07(1)                                  5,800,000     4,379,000
-----------------------------------------------------------------------------------
 Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09         9,000,000     9,090,000

32    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts.,
 Series B, 4/1/09(1,3,4)                                 $ 5,300,000 $       6,625
-----------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50%
 Sr. Sub. Nts., 2/15/09                                    7,050,000     6,732,750
-----------------------------------------------------------------------------------
 Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12(5)              5,500,000     3,822,500
-----------------------------------------------------------------------------------
 Protection One, Inc./Protection
 One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                           5,150,000     4,532,000
-----------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec.
 Nts., 5/15/09(1,3,4)                                     13,150,000       526,000
-----------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09   2,400,000     2,496,000
                                                                    ---------------
                                                                        71,771,130

-----------------------------------------------------------------------------------
 Construction & Engineering--0.2%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09                      300,000       267,750
 9.375% Sr. Sub. Nts., Series C, 2/1/09                    2,150,000     1,918,875
-----------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Nts., 9/15/09(5)                   11,150,000    10,202,250
                                                                    ---------------
                                                                        12,388,875

-----------------------------------------------------------------------------------
 Electrical Equipment--0.1%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09  2,900,000     2,479,500
-----------------------------------------------------------------------------------
 Industrial Conglomerates--0.4%
 Great Lakes Dredge & Dock Corp., 11.25%
 Sr. Unsec. Sub. Nts., 8/15/08                             7,105,000     7,362,556
-----------------------------------------------------------------------------------
 Tyco International Group SA, 6.375% Nts., 10/15/11       15,900,000    13,063,281
                                                                    ---------------
                                                                        20,425,837

-----------------------------------------------------------------------------------
 Machinery--1.0%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                  1,977,000     2,293,320
-----------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                 9,900,000    10,444,500
-----------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                   4,450,000     2,647,750
-----------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr.
 Unsec. Sub. Nts., 3/1/08(1)                               1,050,000       803,250
-----------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr.
 Sub. Nts., Series B, 6/1/05                               7,835,000     5,014,400
-----------------------------------------------------------------------------------
 Joy Global, Inc., 8.75% Sr. Sub. Nts., Series B, 3/15/12  1,700,000     1,725,500
-----------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09                   2,400,000     2,436,000
-----------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625%
 Sr. Sub. Nts., Series B, 6/15/07                         10,400,000    10,036,000
-----------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                         600,000       573,000
 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08             2,650,000     2,530,750
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                       3,500,000     3,430,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11            9,000,000     9,135,000
-----------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09             4,000,000     3,820,000
                                                                    ---------------
                                                                        54,889,470

-----------------------------------------------------------------------------------
 Marine--0.2%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12(5)               6,350,000     6,604,000
-----------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., Units
 (each unit consists of $1,000 principal
 amount of 12% first priority ship mtg.
 sr. sec. nts., 7/15/05 and one
 warrant to purchase five shares of
 common stock)(1,3,4,14)                                   5,400,000     2,808,000

33    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Marine Continued
 Navigator Gas Transport plc, 10.50%
 First Priority Ship Mtg. Nts., 6/30/07(5)               $11,650,000 $   4,368,750
                                                                    ---------------
                                                                        13,780,750

-----------------------------------------------------------------------------------
 Road & Rail--0.0%
 Kansas City Southern Railway Co. (The),
 7.50% Sr. Nts., 6/15/09                                   2,000,000     2,030,000
-----------------------------------------------------------------------------------
 Transportation Infrastructure--0.0%
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(3,4)  10,175,000     1,933,250
-----------------------------------------------------------------------------------
 Cambridge Industries, Inc., Liquidating
 Trust Interests, 7/15/07                                  5,189,534            --
                                                                    ---------------
                                                                         1,933,250

-----------------------------------------------------------------------------------
 Information Technology--1.2%
-----------------------------------------------------------------------------------
 Communications Equipment--0.1%
 CellNet Data Systems, Inc., 0%/14% Sr.
 Unsec. Disc. Nts., 10/1/07(1,3,4,11)                     21,148,000            --
-----------------------------------------------------------------------------------
 Orion Network Systems, Inc., 12.50% Sr.
 Disc. Nts., 1/15/07                                      11,975,000     3,311,087
                                                                    ---------------
                                                                         3,311,087

-----------------------------------------------------------------------------------
 Computers & Peripherals--0.0%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09(5)  2,800,000     2,618,000
-----------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.6%
 ChipPAC International Co. Ltd., 12.75% Sr.
 Unsec. Sub. Nts., Series B, 8/1/09                        4,000,000     3,920,000
-----------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12%
 Sr. Sub. Nts., Series B, 8/1/05(1)                       12,553,000    10,481,755
-----------------------------------------------------------------------------------
 Fisher Scientific International, Inc.:
 8.125% Sr. Sub. Nts., 5/1/12                              3,400,000     3,468,000
 9% Sr. Unsec. Sub. Nts., 2/1/08                           8,935,000     9,225,387
 9% Sr. Unsec. Sub. Nts., 2/1/08                           1,925,000     1,987,563
-----------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr.
 Unsec. Sub. Nts., 7/1/10                                  2,250,000     2,250,000
-----------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08  5,000,000     5,150,000
-----------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(3,4)           10,550,000       263,750
                                                                    ---------------
                                                                        36,746,455

-----------------------------------------------------------------------------------
 Internet Software & Services--0.1%
 Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1,3,4)        8,100,000     1,174,500
-----------------------------------------------------------------------------------
 Exodus Communications, Inc.:
 10.75% Sr. Nts., 12/15/09(1,3,4) [EUR]                    2,500,000        98,830
 10.75% Sr. Unsec. Sub. Nts., 12/15/09(3)                  8,500,000       451,563
-----------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13%
 Sr. Disc. Nts., 4/15/08(1,3,4,11)                         5,700,000       541,500
-----------------------------------------------------------------------------------
 Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(3)           4,400,000       814,000
-----------------------------------------------------------------------------------
 PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06(3,4) [EUR]  6,150,000       577,414
                                                                    ---------------
                                                                         3,657,807

-----------------------------------------------------------------------------------
 IT Consulting & Services--0.0%
 Comforce Operating, Inc., 12% Sr. Nts.,
 Series B, 12/1/07                                         2,920,000     1,635,200
-----------------------------------------------------------------------------------
 Office Electronics--0.0%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06         1,430,000       972,400

34    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Semiconductor Equipment & Products--0.4%
 Amkor Technology, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                           $   800,000 $     556,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                       2,850,000     1,966,500
-----------------------------------------------------------------------------------
 Fairchild Semiconductor Corp., 10.375%
 Sr. Unsec. Nts., 10/1/07                                  8,100,000     8,383,500
-----------------------------------------------------------------------------------
 Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05        14,000,000    11,830,000
                                                                    ---------------
                                                                        22,736,000

-----------------------------------------------------------------------------------
 Materials--4.4%
-----------------------------------------------------------------------------------
 Chemicals--1.2%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09             7,500,000     7,237,500
-----------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
 Series B, 12/1/07                                         1,700,000       722,500
-----------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11  3,800,000     4,047,000
-----------------------------------------------------------------------------------
 Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09     3,400,000     2,911,026
-----------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                      1,000,000       835,000
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                3,300,000     2,543,884
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(9)   14,040,000     3,159,000
-----------------------------------------------------------------------------------
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(5)    1,700,000     1,708,500
-----------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09       4,100,000     3,710,500
-----------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                                 2,700,000     2,450,250
 9.625% Sr. Sec. Nts., Series A, 5/1/07                    3,700,000     3,431,750
 9.875% Sec. Nts., Series B, 5/1/07                        9,275,000     8,602,563
-----------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts.,
 Series B, 2/28/11                                         4,500,000     4,882,500
-----------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11             4,500,000     4,455,000
-----------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08         2,557,668     1,777,579
-----------------------------------------------------------------------------------
 Pioneer Cos., Inc., 5.298% Sr. Sec. Nts., 12/31/06(2)       852,553       575,473
-----------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09       2,000,000     1,400,000
-----------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06(3,4)                 7,915,000     1,068,525
 12.375% Sr. Sec. Nts., Series B, 7/15/06(3,4)             5,685,000     5,770,275
-----------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(1)     5,000,000     5,025,000
                                                                    ---------------
                                                                        66,313,825

-----------------------------------------------------------------------------------
 Construction Materials--0.0%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts.,
 Series B, 3/1/09(3,4)                                     4,300,000     1,161,000
-----------------------------------------------------------------------------------
 Containers & Packaging--1.1%
 Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06                             2,300,000     2,371,875
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                        3,300,000     3,403,125
-----------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12        2,500,000     2,525,000
-----------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Nts., 10/1/12(5)       1,000,000     1,000,000
-----------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12(5)         3,200,000     3,176,000
-----------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc., 8.875%
 Sr. Sec. Nts., 2/15/09                                    3,600,000     3,636,000
-----------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr.
 Unsec. Sub. Nts., 4/1/09                                  4,800,000     5,172,000

35    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Containers & Packaging Continued
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                         $ 9,990,000 $  10,239,750
 10.875% Sr. Sub. Nts., 4/1/08                             8,280,000     8,321,400
-----------------------------------------------------------------------------------
 Silgan Holdings, Inc., 9% Sr. Sub. Debs., 6/1/09(5)       2,000,000     2,075,000
-----------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12(5)                                5,800,000     5,800,000
 9.25% Sr. Unsec. Nts., 2/1/08                             4,500,000     4,657,500
 9.75% Sr. Unsec. Nts., 2/1/11                             7,900,000     8,255,500
-----------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Sub. Nts., 6/15/12(5)            5,550,000     5,466,750
                                                                    ---------------
                                                                        66,099,900

-----------------------------------------------------------------------------------
 Metals & Mining--1.4%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12(5)                         7,800,000     7,761,000
 7.875% Sr. Unsec. Nts., 2/15/09                           5,425,000     5,425,000
-----------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13%
 Sr. Unsec. Sub. Nts., 9/15/09                             1,050,000       895,125
-----------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50%
 Sr. Unsec. Nts., Series B, 4/1/09                         3,000,000     3,030,000
-----------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11%
 Sr. Nts., 12/1/07(1,3)                                    7,025,000       105,375
-----------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08       7,750,000     7,478,750
-----------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub.
 Nts., Series B, 5/15/08                                   6,477,937     4,372,607
-----------------------------------------------------------------------------------
 International Utility Structures, Inc.,
 13% Unsec. Sub. Nts., 2/1/08(1)                           1,586,000       356,850
-----------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12     5,200,000     5,096,000
-----------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06(3)                   4,500,000     3,105,000
 12.75% Sr. Sub. Nts., 2/1/03(3,4)                        10,650,000     1,331,250
-----------------------------------------------------------------------------------
 Keystone Consolidated Industries, Inc.,
 9.625% Sr. Sec. Nts., 8/1/07(1)                           5,700,000       712,500
-----------------------------------------------------------------------------------
 Metallurg Holdings, Inc., 0%/12.75% Sr.
 Disc. Nts., 7/15/08(11)                                   6,950,000     3,162,250
-----------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                    9,595,000     8,203,725
-----------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg.
 Bonds, Series D, 3/1/09(3,4)                             17,000,000     5,907,500
-----------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Nts., 7/15/09(5)            3,200,000     3,216,000
-----------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub.
 Nts., Series B, 5/15/08                                   9,879,000    10,397,648
-----------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09(5)          2,000,000     2,030,000
-----------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12              2,400,000     2,292,000
-----------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08          5,100,000     5,049,000
                                                                    ---------------
                                                                        79,927,580

-----------------------------------------------------------------------------------
 Paper & Forest Products--0.7%
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07(13)                              6,850,000     7,089,750
 13.875% Sr. Sec. Nts., 7/15/07                            4,000,000     4,300,000
-----------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04(3)        15,250,000     3,126,250
-----------------------------------------------------------------------------------
 Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]                  1,700,000     1,345,928
-----------------------------------------------------------------------------------
 Fort James Corp., 6.875% Sr. Nts., 9/15/07                2,500,000     2,112,527
-----------------------------------------------------------------------------------
 Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11   16,275,000    13,590,455


36    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Paper & Forest Products Continued
 Louisiana-Pacific Corp., 10.875% Sr.
 Sub. Nts., 11/15/08                                     $ 3,000,000 $   3,135,000
-----------------------------------------------------------------------------------
 PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/00(1,3,4) 4,025,000       171,063
-----------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12          5,500,000     5,280,000
-----------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07        5,000,000     2,625,000
                                                                    ---------------
                                                                        42,775,973

-----------------------------------------------------------------------------------
 Telecommunication Services--2.4%
-----------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.7%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08(1,3,4) [EUR]                  1,900,000            94
 13% Sr. Unsec. Nts., 5/1/08(1,3,4)                        1,100,000           110
-----------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr.
 Sub. Nts., 11/1/07(1,3)                                   2,490,000        18,675
-----------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09             2,300,000     1,368,500
-----------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(1,3,4)          6,350,000        95,250
-----------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr.
 Unsec. Disc. Debs., 11/15/07                              6,260,000     5,109,725
-----------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr.
 Unsec. Nts., 12/15/07(1,3,4)                              4,085,000        40,850
-----------------------------------------------------------------------------------
 Diamond Cable Communications plc, 11.75%
 Sr. Disc. Nts., 12/15/05(3)                              10,675,000     1,441,125
-----------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(3)          1,600,000     1,288,000
-----------------------------------------------------------------------------------
 Focal Communications Corp.:
 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(11)             2,150,000        96,750
 11.875% Sr. Unsec. Nts., Series B, 1/15/10                1,090,000       103,550
-----------------------------------------------------------------------------------
 Intermedia Communications, Inc.,
 0%/12.25% Sr. Disc. Nts.,
 Series B, 3/1/09(3,4,11)                                  6,950,000       590,750
-----------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc., 0%/12.50%
 Sr. Unsec. Disc. Nts., 2/15/08(1,3,11)                   17,416,000       261,240
-----------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08(1,3) [EUR]           5,000,000        12,354
-----------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(11)                    21,200,000     6,890,000
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(11)             3,000,000       735,000
 9.125% Sr. Unsec. Nts., 5/1/08                            1,400,000       735,000
-----------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr.
 Unsec. Nts., Series B, 11/15/08(1,3)                     10,100,000        88,375
-----------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc.,
 12.875% Nts., 2/15/10(3,4)                                2,400,000       396,000
-----------------------------------------------------------------------------------
 Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                    7,100,000     2,733,500
-----------------------------------------------------------------------------------
 NTL Communications Corp.:
 0%/9.75% Sr. Unsec. Nts., Series B,
 4/15/09(3,4,11) [GBP]                                    24,000,000     4,151,664
 9.875% Sr. Unsec. Nts., Series B, 11/15/09(3) [EUR]       6,000,000       844,996
-----------------------------------------------------------------------------------
 NTL, Inc., 0%/10.75% Sr. Unsec. Unsub.
 Nts., Series B, 4/1/08(3,4,11) [GBP]                      1,750,000       357,766
-----------------------------------------------------------------------------------
 RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10               2,592,000       531,360
-----------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375% Nts., 3/15/12                8,400,000     5,879,395
-----------------------------------------------------------------------------------
 Tele1 Europe BV:
 11.875% Sr. Nts., 12/1/09(3) [EUR]                        3,000,000       348,376
 13% Sr. Unsec. Nts., 5/15/09(3) [EUR]                     5,000,000       605,334

37    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1

-----------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09(3,11)                  $11,300,000 $   1,836,250
 0%/9.875% Sr. Disc. Nts., 4/15/09(1,3,11) [GBP]           9,500,000     2,166,257
-----------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1,3,4)           4,835,000           483
-----------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom,
 Inc., 9.75% Sr. Nts., 7/15/08                             1,000,000       435,000
-----------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(1,3,4)        9,480,000         4,740
-----------------------------------------------------------------------------------
 XO Communications, Inc.:
 0%/9.45% Sr. Unsec. Disc. Nts., 4/15/08(1,3,4,11)         2,750,000        27,500
 0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(1,3,4,11)         1,400,000        14,000
 9% Sr. Unsec. Nts., 3/15/08(1,3,4)                        7,300,000        73,000
 9.625% Sr. Nts., 10/1/07(1,3)                             9,283,000        92,830
 10.75% Sr. Unsec. Nts., 11/15/08(1,3)                     5,200,000        52,000
                                                                    ---------------
                                                                        39,425,799

-----------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.7%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11    5,200,000       962,000
-----------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr.
 Sub. Nts., 10/15/09(3)                                   11,400,000     1,539,000
-----------------------------------------------------------------------------------
 Arch Wireless Holdings, Inc.:
 10% Sr. Sec. Sub. Nts., 5/15/07(1)                          434,283       340,912
 12% Sub. Nts., 5/15/09                                      233,000        66,405
-----------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.875% Sr.
 Unsec. Nts., 3/1/11                                       2,000,000     1,542,600
-----------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(11)                    6,700,000     2,914,500
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(11)           14,510,000     9,939,350
 9% Sr. Nts., 5/15/11                                      1,000,000       610,000
-----------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875%
 Sr. Unsec. Nts., 7/1/10                                     500,000       345,000
-----------------------------------------------------------------------------------
 Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11               1,000,000       195,000
-----------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(11)     2,200,000       121,000
-----------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(3,11)            5,400,000       243,000
 12.50% Sr. Nts., 4/15/10(3)                               5,775,000       563,063
-----------------------------------------------------------------------------------
 Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07(1,3,4)    7,470,000        93,375
-----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/11.125% Sr. Disc. Nts., Series B,
 10/15/07(1,3,11) [CAD]                                    9,355,000        73,722
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(3,11)                7,000,000        70,000
-----------------------------------------------------------------------------------
 Millicom International Cellular SA,
 13.50% Sr. Disc. Nts., 6/1/06                             8,015,000     2,204,125
-----------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 0%/9.95% Sr. Disc. Nts., 2/15/08(11)                     14,350,000    10,690,750
 9.375% Sr. Unsec. Nts., 11/15/09                         10,450,000     7,994,250
 10.65% Sr. Disc. Nts., 9/15/07                            1,400,000     1,176,000
 12% Sr. Unsec. Nts., 11/1/08                              2,950,000     2,492,750
-----------------------------------------------------------------------------------
 Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10       2,200,000     1,463,000
-----------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)             14,950,000    15,772,250
-----------------------------------------------------------------------------------
 Orbcomm Global LP (Escrow)                               15,930,000            --
-----------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
 Series B, 5/15/08                                         3,700,000     1,979,500


38    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 SBA Communications Corp.:
 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(11)                $24,995,000 $  12,872,425
 10.25% Sr. Unsec. Nts., 2/1/09                            4,000,000     2,140,000
-----------------------------------------------------------------------------------
 Spectrasite Holdings, Inc.:
 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(11)              2,100,000       378,000
 0%/12% Sr. Disc. Nts., 7/15/08(11)                        9,800,000     1,862,000
 0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10(11)   1,000,000       160,000
-----------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(11)        2,404,000     1,766,940
 10.625% Sr. Unsec. Sub. Nts., 7/15/10(12)                 4,157,000     3,678,945
-----------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(11)         2,982,000     2,221,590
 10.375% Sr. Sub. Nts., 1/15/11                            4,519,000     3,954,125
-----------------------------------------------------------------------------------
 Triton PCS, Inc.:
 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(11)             1,000,000       660,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                      2,500,000     1,662,500
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                       2,000,000     1,370,000
-----------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec.
 Sub. Disc. Nts., Series B, 11/1/09(11)                    8,800,000       484,000
                                                                    ---------------
                                                                        96,602,077

-----------------------------------------------------------------------------------
 Utilities--1.2%
-----------------------------------------------------------------------------------
 Electric Utilities--0.9%
 AES Corp. (The):
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                     1,850,000       934,250
 8.875% Sr. Unsec. Nts., 2/15/11                           5,000,000     2,575,000
-----------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts.,
 Series B, 12/31/20                                        9,500,000     6,697,500
-----------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts.,
 Series B, 12/15/09                                        2,913,771     2,811,789
-----------------------------------------------------------------------------------
 Calpine Corp.:
 8.50% Sr. Unsec. Nts., 2/15/11                           34,200,000    14,193,000
 8.75% Sr. Nts., 7/15/07                                   2,600,000     1,131,000
-----------------------------------------------------------------------------------
 Central Termica Guemes SA, 3% Unsec.
 Unsub. Bonds, 9/26/10(1,2)                                5,422,500       406,688
-----------------------------------------------------------------------------------
 CMS Energy Corp.:
 8.50% Sr. Nts., 4/15/11                                   2,500,000     1,915,660
 9.875% Sr. Unsec. Nts., 10/15/07                          4,910,000     4,030,668
-----------------------------------------------------------------------------------
 Edison Mission Energy:
 9.875% Sr. Unsec. Nts., 4/15/11                           1,900,000       864,500
 10% Sr. Unsec. Nts., 8/15/08                              5,200,000     2,418,000
-----------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts.,
 Series E, 5/1/11                                          4,000,000     4,228,264
-----------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding Corp.,
 9% Second Lease Obligation Bonds, 6/1/17                    956,000     1,012,008
-----------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375%
 Sr. Nts., 6/1/11 [EUR]                                    3,000,000     3,076,084
-----------------------------------------------------------------------------------
 Mirant Americas Generation LLC:
 7.625% Sr. Unsec. Nts., 5/1/06                            4,300,000     2,386,500
 8.30% Sr. Unsec. Nts., 5/1/11                               500,000       257,500
-----------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07       5,000,000     4,803,545
                                                                    ---------------
                                                                        53,741,956



39    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
 Gas Utilities--0.3%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., 5/20/11(12)                     $ 4,400,000 $   4,554,000
-----------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09            7,000,000     7,175,000
-----------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11            4,350,000     2,718,750
                                                                    ---------------
                                                                        14,447,750

-----------------------------------------------------------------------------------
 Multi-Utilities--0.0%
 Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08        1,200,000     1,115,113
-----------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 8.75% Sr. Nts., 2/15/12            3,350,000     1,055,250
                                                                    ---------------
                                                                         2,170,363
                                                                    ---------------
 Total Corporate Bonds and Notes (Cost $2,557,991,450)               1,883,417,487

                                                              Shares
===================================================================================
 Preferred Stocks--0.9%
-----------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
 Non-Vtg.(1,13)                                              338,141         3,381
-----------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25%
 Capital Securities, 12/31/26(1)                          10,050,000     9,874,125
-----------------------------------------------------------------------------------
 Criimi Mae, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.      278,000     4,726,000
-----------------------------------------------------------------------------------
 Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.    49,500     2,747,250
-----------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg.         85,396     5,614,787
-----------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1,4)    255,000     8,988,750
-----------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(13)                         8,017     2,034,314
 13% Sr. Exchangeable, Non-Vtg.(13)                           10,414     2,733,675
-----------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr.
 Redeemable, Non-Vtg.(1,4,13)                                 11,723         1,172
-----------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum.
 Exchangeable, Series B, Non-Vtg.(4)                          39,000       867,750
-----------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv., Series C, Non-Vtg.(1)            354,552       354,552
-----------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr.
 Exchangeable, Non-Vtg.(1,13)                                 21,050            --
-----------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1,4,13)     5,773            87
-----------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A(4)                       6,516         9,774
-----------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc.,
 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg.(1,4,13)                                             96,993            --
-----------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr.
 Exchangeable, Non-Vtg.(13)                                    1,273     6,874,200
-----------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg.(13)   19,355     3,532,288
-----------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust,
 12% Non-Cum., Series A(1)                                    57,800     6,256,850
-----------------------------------------------------------------------------------
 Supermarkets General Holdings Corp.,
 $14.08 Exchangeable(1,4,13)                                 200,000         2,000
-----------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc., 10% Nts., Series E(1,4)              240           960
                                                                    ---------------
 Total Preferred Stocks (Cost $140,668,678)                             54,621,915

===================================================================================
 Common Stocks--0.3%
-----------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc.(4)                          6,272           220
-----------------------------------------------------------------------------------
 Arch Wireless, Inc.(4)                                       35,284        19,406
-----------------------------------------------------------------------------------
 Celcaribe SA(1,4)                                         1,658,520        16,585


40    OPPENHEIMER STRATEGIC INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
===================================================================================
 Common Stocks Continued
-----------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                     950,000 $   6,270,000
-----------------------------------------------------------------------------------
 Chiquita Brands International, Inc.(4)                       88,293     1,364,127
-----------------------------------------------------------------------------------
 Contour Energy Co.(4)                                       477,300        16,658
-----------------------------------------------------------------------------------
 Covad Communications Group, Inc.(4)                         168,383       247,523
-----------------------------------------------------------------------------------
 Criimi Mae, Inc.(4)                                         431,792     3,389,567
-----------------------------------------------------------------------------------
 Geotek Communications, Inc.(1)                                6,475            --
-----------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B (Escrowed)(1,4)           625            --
-----------------------------------------------------------------------------------
 Horizon Natural Resources Co.(1,4)                          133,333        33,333
-----------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.(4)                   276,705       237,966
-----------------------------------------------------------------------------------
 Ladish Co., Inc.(4)                                          30,000       186,000
-----------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                     7,919       216,585
-----------------------------------------------------------------------------------
 Pioneer Cos., Inc.(1,4)                                     165,394       620,227
-----------------------------------------------------------------------------------
 Prandium, Inc.(4,15)                                      1,019,757       968,769
-----------------------------------------------------------------------------------
 Premier Holdings Ltd.(1,4,15)                               799,833            --
-----------------------------------------------------------------------------------
 Southern Pacific Funding Corp., Liquidating Trust(1,4)    7,946,502            --
-----------------------------------------------------------------------------------
 TVMAX Holdings, Inc.(1,4)                                    56,750       227,000
-----------------------------------------------------------------------------------
 Walter Industries, Inc.                                      60,000       736,800
-----------------------------------------------------------------------------------
 Wilshire Financial Services Group, Inc.(4)                  560,000     1,803,200
-----------------------------------------------------------------------------------
 WRC Media Corp.(1,4)                                         15,559           156
                                                                    ---------------
 Total Common Stocks (Cost $43,198,340)                                 16,354,122

                                                               Units
===================================================================================
 Rights, Warrants and Certificates--0.4%
-----------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06(1,4)                      2,200         3,025
-----------------------------------------------------------------------------------
 Banco Central Del Uruguay Rts., Exp. 1/2/21(1,4)          2,870,000            --
-----------------------------------------------------------------------------------
 Charles River Laboratories International,
 Inc. Wts., Exp. 10/1/09(1,4)                                  5,950     1,100,750
-----------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(1,4)                                           128,644            --
 Exp. 1/23/03(1,4)                                            64,350            --
 Exp. 5/1/05(1,4)                                             27,926            --
 Exp. 9/1/04(1,4)                                            189,000            --
-----------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10(1,4)                        6,350            63
-----------------------------------------------------------------------------------
 Comunicacion Celular SA Wts., Exp. 11/15/03(1,4)              8,109           162
-----------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(1,4)             4,650            46
-----------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08(1,4)        18,300           183
-----------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(1,4)          5,225            52
-----------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(1,4)                         8,100            81
-----------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Litigation Wts.(4)                48,080        52,407
-----------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03(1,4)                      11,563             1
-----------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09(1,4)                    34,425         3,442
-----------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10(1,4)                    11,000           550
-----------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(1,4)             46,860           469

41    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                                      Market Value
                                                              Units     See Note 1
===================================================================================
 Rights, Warrants and Certificates Continued
-----------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(4)                                              69,399 $       2,776
 Exp. 5/16/06(1,4)                                               103             3
-----------------------------------------------------------------------------------
 Imperial Credit Industries, Inc. Wts., Exp. 1/31/08(1,4)     86,946            --
-----------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(1,4)                         7,780            78
-----------------------------------------------------------------------------------
 International Utility Structures, Inc. Wts., Exp. 2/1/03(4)   1,090            --
-----------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts.,
 Exp. 7/3/03(4,5)                                             55,000            --
-----------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10(1,4)                            6,600         2,475
-----------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1,4)           23,200           232
-----------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(1,4)     6,700         2,512
-----------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(1,4)     4,160            --
-----------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1,4)     6,250            63
-----------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07(1,4)                      14,440           144
-----------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03(4)                          301,615            88
-----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(4,5)    29,300         5,626
-----------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1,4)           5,800            58
-----------------------------------------------------------------------------------
 Morgan Stanley Wts., Exp. 6/5/03(4)                       2,314,379    19,905,048
-----------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10(1,4)                          8,000        13,000
-----------------------------------------------------------------------------------
 Occidente y Caribe Celular SA Wts., Exp. 3/15/04(1,4)        21,600           216
-----------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.)(1,4)         16,650           167
-----------------------------------------------------------------------------------
 PLD Telekom, Inc., 14% Sr. Cv.
 Disc. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group Inc.)(1,4)          16,650           167
-----------------------------------------------------------------------------------
 PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(1,4)          1,500            15
-----------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03(1,4)                                           182,000            --
 Exp. 6/30/05(1,4)                                            13,440            --
-----------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04(1,4)                2,251,489            --
-----------------------------------------------------------------------------------
 Republic Technologies International LLC Wts.,
 Exp. 7/15/09(1,4)                                             4,900            49
-----------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10(1,4)                        18,175           182
-----------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05(1,4)                          12,147         3,037
-----------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment
 Obligation Wts., Exp. 4/15/20(1,4)                           18,600            --
-----------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08(1,4)          7,000         3,535
-----------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12(1,4)            44,000        44,000
                                                                    ---------------
 Total Rights, Warrants and Certificates (Cost $29,931,420)             21,144,702


42    OPPENHEIMER STRATEGIC INCOME FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
===================================================================================
 Structured Notes--6.0%
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The),
 High Yield Index Linked Nts.:
 2.70%, 4/15/03                                         $ 10,000,000 $  10,254,000
 2.70%, 4/15/03                                            5,000,000     5,153,000
-----------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch),
 U.S. Dollar/Philippine Peso
 Linked Nts., 12.50%, 3/15/12(2) [PHP]                   804,270,000    15,255,433
-----------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch),
 Russian Obligatzii Federal'nogo Zaima Linked Nts.:
 Series 27005, 10.028%, 10/9/02(1,2) [RUR]               333,627,470    10,219,182
 Series 27005, 10.028%, 10/9/02(1,2) [RUR]                10,781,020       330,228
 Series 27006, 10.028%, 1/22/03(1,2) [RUR]               176,366,390     5,353,265
 Series 27006, 10.028%, 1/22/03(1,2) [RUR]                10,781,020       327,237
 Series 27007, 10.028%, 2/5/03(1,2) [RUR]                273,490,060     8,309,028
 Series 27007, 10.028%, 2/5/03(1,2) [RUR]                 10,781,020       327,543
 Series 27008, 10.028%, 5/21/03(1,2) [RUR]               116,856,260     3,516,740
 Series 27008, 10.028%, 5/21/03(1,2) [RUR]                10,781,020       324,450
 Series 27009, 10.028%, 6/4/03(1,2) [RUR]                133,795,850     4,021,890
 Series 27009, 10.028%, 6/4/03(1,2) [RUR]                 10,781,020       324,076
 Series 27009, 10.028%, 6/4/03(1,2) [RUR]                 95,614,902     2,874,174
 Series 27010, 10.028%, 9/17/03(1,2) [RUR]                72,157,470     2,143,568
 Series 27010, 10.028%, 9/17/03(1,2) [RUR]                10,781,020       320,270
 Series 27011, 10.028%, 10/8/03(1,2) [RUR]               131,512,500     3,888,574
 Series 27011, 10.028%, 10/8/03(1,2) [RUR]                10,781,020       318,774
 Series 28001, 10.028%, 1/21/04(1,2) [RUR]                10,781,020       315,002
-----------------------------------------------------------------------------------
 Credit Suisse First Boston International,
 U.S. Dollar/South African
 Rand Linked Nts., 1.965%, 5/23/22(1,2)                   13,740,000    13,657,560
-----------------------------------------------------------------------------------
 Deutsche Bank AG:
 Brazilian Real Linked Nts., 22%, 2/8/04                  23,755,000    17,854,258
 Colombian Peso Linked Nts., 2.201%, 4/22/04(2)            5,550,000     5,188,695
 Columbian Peso Linked Nts., 14.61%, 8/8/04(1,2)           5,675,000     5,525,180
 Mexican Peso Linked Nts., 1.66%, 4/9/12(2)               35,881,453    32,207,192
-----------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 Credit Linked Trust Certificates, 8.75%, 5/15/07         97,020,000    89,258,400
 EMBI Plus Linked CD, 0.54%, 2/6/03                       17,520,000    17,262,396
 EMBI Plus/EMBI Global Linked Bonds, 1.02%, 3/11/03       12,405,000    10,998,319
 EMBI Plus/EMBI Global Linked Bonds, 1.20%, 4/4/03         8,280,000     7,211,838
 Hungarian Forint/Euro Linked Bonds, 2%, 7/14/03          15,270,000    15,144,786
 Hungarian Forint/Euro Linked Nts., 1.82%, 8/6/03         13,340,000    13,050,522
-----------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc./Redwood Capital I Ltd.,
 Catastrophe Linked Bonds, 7.36%, 1/1/03(2,5)             11,100,000    11,052,159
-----------------------------------------------------------------------------------
 Russia (Government of) Federal
 Loan Obligatzii Federal'nogo
 Zaima Bonds, Series 27010,
 10.028%, 9/17/03(1,2) [RUR]                             134,087,300     3,983,306
-----------------------------------------------------------------------------------
 Salomon Smith Barney, Inc., Mexican Peso Linked Nts.,
 1.78%, 12/6/02 [MXN]                                    155,198,400    14,543,544
-----------------------------------------------------------------------------------
 Standard Chartered Bank,
 Indonesian Rupiah Linked Nts.,
 12.86%, 10/21/02 [IDR]                              107,921,860,000    11,990,678
-----------------------------------------------------------------------------------
 Swiss Re Capital Markets Corp./Fujiyama Ltd.
 Catastrophe Linked Nts., 5.92%, 5/16/05(1,2)              2,500,000     2,497,875
                                                                    ---------------
 Total Structured Notes (Cost $367,483,698)                            345,003,142


43    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

                                                                      Market Value
                                  Date        Strike      Contracts     See Note 1
===================================================================================
 Options Purchased--0.0%
-----------------------------------------------------------------------------------
 Brazilian Real Call(1,4)     10/11/02         3.335BRR     144,746  $       6,396
-----------------------------------------------------------------------------------
 Chiliean Peso Call(1,4)      10/11/02        719.50CLP      47,264         26,586
-----------------------------------------------------------------------------------
 Japanese Yen Call(1,4)        2/18/03        116.33JPY   1,546,560        558,528
                                                                    ---------------
 Total Options Purchased (Cost $1,738,570)                                 591,510

                                                          Principal
                                                             Amount
===================================================================================
 Joint Repurchase Agreements--3.9%
-----------------------------------------------------------------------------------
 Undivided interest of 25.17% in
 joint repurchase agreement with
 PaineWebber, Inc., 1.90%, dated
 9/30/02, to be repurchased at
 $226,623,960 on 10/1/02,
 collateralized by Federal National
 Mortgage Assn., 7%, 5/1/32--7/1/32,
 with a value of $918,866,253
 (Cost $226,612,000)                                 $226,612,000      226,612,000

-----------------------------------------------------------------------------------
 Total Investments, at Value (Cost $9,043,754,152)         139.6%    8,078,762,448
-----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                     (39.6)   (2,291,993,212)
                                                     ------------------------------
 Net Assets                                                100.0%  $ 5,786,769,236
                                                     ==============================







44    OPPENHEIMER STRATEGIC INCOME FUND

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
CLP      Chilean Peso
DEM      German Mark
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
IDR      Indonesian Rupiah
ITL      Italian Lira
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
NOK      Norwegian Krone
PHP      Philippines Peso
RUR      Russian Ruble
SEK      Swedish Krona

1. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issuer is in default.
4. Non-income producing security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $391,521,241 or 6.77% of the Fund's net assets as of September 30, 2002.
6. When-issued security to be delivered and settled after September 30, 2002.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
12. Securities with an aggregate market value of $23,625,788 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
13. Interest or dividend is paid-in-kind.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
15. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2002 amounts to $968,769. Transactions during the period in which the issuer was an affiliate are as follows:

                           Shares/Units                            Shares/Units
                          September 30,       Gross        Gross  September 30,    Unrealized
                                   2001   Additions   Reductions           2002  Depreciation
---------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Prandium, Inc.                      --   1,019,757           --     1,019,757   $11,017,231
 Premier Holdings Ltd.          799,833          --           --       799,833            --

 See accompanying Notes to Financial Statements.

45    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2002


================================================================================
 Assets
--------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $9,031,768,152)                  $ 8,077,793,679
 Affiliated companies (cost $11,986,000)                               968,769
                                                               ---------------
                                                                 8,078,762,448
--------------------------------------------------------------------------------
 Cash--foreign currencies (cost $14,026,570)                        14,011,631
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                 426,159
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $2,395,348,437 sold
 on a when-issued basis)                                         2,443,717,127
 Interest, dividends and principal paydowns                        107,151,023
 Shares of beneficial interest sold                                 11,116,019
 Daily variation on futures contracts                                2,391,081
 Swap contract                                                         272,172
 Other                                                                 338,666
                                                               ---------------
 Total assets                                                   10,658,186,326

================================================================================
 Liabilities
--------------------------------------------------------------------------------

 Bank overdraft                                                      6,671,204
--------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts               1,223,658
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $4,784,313,536
 purchased on a when-issued basis)                               4,834,580,079
 Shares of beneficial interest redeemed                             14,079,889
 Dividends                                                           5,302,654
 Closed foreign currency contracts                                   3,679,878
 Distribution and service plan fees                                  3,556,371
 Transfer and shareholder servicing agent fees                       1,269,347
 Shareholder reports                                                   867,132
 Trustees' compensation                                                  8,661
 Other                                                                 178,217
                                                               ---------------
 Total liabilities                                               4,871,417,090

================================================================================
 Net Assets                                                    $ 5,786,769,236
                                                               ===============

================================================================================
 Composition of Net Assets
--------------------------------------------------------------------------------
 Par value of shares of beneficial interest                    $     1,586,733
--------------------------------------------------------------------------------
 Additional paid-in capital                                      7,757,689,738
--------------------------------------------------------------------------------
 Overdistributed net investment income                             (68,166,742)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                                (965,920,553)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                                (938,419,940)
                                                               ---------------
 Net Assets                                                     $5,786,769,236
                                                               ===============





46    OPPENHEIMER STRATEGIC INCOME FUND

================================================================================
 Net Asset Value Per Share
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per
 share (based on net assets of
 $3,202,824,718 and 878,962,304
 shares of beneficial interest outstanding)                              $3.64
 Maximum offering price per share (net asset
 value plus sales charge of 4.75% of
 offering price)                                                         $3.82
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of
 $1,847,181,911 and 505,207,107
 shares of beneficial interest outstanding)                              $3.66
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $568,487,312
 and 156,289,380 shares of beneficial
 interest outstanding)                                                   $3.64
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $15,508,294
 and 4,253,046 shares of beneficial
 interest outstanding)                                                   $3.65
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price
 and offering price per share (based on net
 assets of $152,767,001 and 42,021,102
 shares of beneficial interest outstanding)                              $3.64



 See accompanying Notes to Financial Statements.





47    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2002


================================================================================
 Investment Income
--------------------------------------------------------------------------------
 Interest                                                         $ 527,249,752
--------------------------------------------------------------------------------
 Dividends                                                           10,507,485
                                                                  --------------
 Total investment income                                            537,757,237

================================================================================
 Expenses
--------------------------------------------------------------------------------
 Management fees                                                     31,984,221
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              8,016,884
 Class B                                                             20,573,741
 Class C                                                              5,712,541
 Class N                                                                 43,924
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              5,509,441
 Class B                                                              3,380,744
 Class C                                                                921,201
 Class N                                                                 12,543
 Class Y                                                              1,465,652
--------------------------------------------------------------------------------
 Shareholder reports                                                  1,780,940
--------------------------------------------------------------------------------
 Custodian fees and expenses                                          1,032,084
--------------------------------------------------------------------------------
 Trustees' compensation                                                 132,115
--------------------------------------------------------------------------------
 Other                                                                  391,559
                                                                  --------------
 Total expenses                                                      80,957,590
 Less reduction to custodian expenses                                   (98,844)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                       (1,076,513)
                                                                  --------------
 Net expenses                                                        79,782,233

================================================================================
 Net Investment Income                                              457,975,004

================================================================================
 Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)             (204,542,296)
 Closing of futures contracts                                        20,049,155
 Closing and expiration of option contracts written                   1,426,948
 Foreign currency transactions                                       23,573,063
                                                                  --------------
 Net realized loss                                                 (159,493,130)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         49,607,912
 Translation of assets and liabilities denominated
 in foreign currencies                                               31,470,717
                                                                  --------------
 Net change                                                          81,078,629
                                                                  --------------
 Net realized and unrealized loss                                   (78,414,501)

================================================================================
 Net Increase in Net Assets Resulting from Operations             $ 379,560,503
                                                                  ==============




 See accompanying Notes to Financial Statements.





48    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                       2002            2001
=====================================================================================
 Operations
-------------------------------------------------------------------------------------
 Net investment income                                $  457,975,004  $  546,901,546
-------------------------------------------------------------------------------------
 Net realized loss                                      (159,493,130)   (251,835,322)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     81,078,629    (426,626,806)
                                                      -------------------------------
 Net increase (decrease) in net assets
 resulting from operations                               379,560,503    (131,560,582)

=====================================================================================
 Dividends and/or Distributions to Shareholders
-------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                (265,599,919)   (223,800,703)
 Class B                                                (151,627,069)   (138,599,183)
 Class C                                                 (42,267,132)    (32,280,026)
 Class N                                                    (694,273)        (50,660)
 Class Y                                                 (10,529,269)     (6,434,333)
-------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                 (15,387,732)   (107,719,843)
 Class B                                                  (9,696,394)    (76,996,106)
 Class C                                                  (2,693,708)    (17,828,168)
 Class N                                                     (42,219)        (25,609)
 Class Y                                                    (603,497)     (3,038,265)

=====================================================================================
 Beneficial Interest Transactions
-------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  84,394,819     142,685,491
 Class B                                                (304,556,289)   (121,131,584)
 Class C                                                  27,485,800      70,362,886
 Class N                                                  12,727,093       3,371,769
 Class Y                                                  52,746,414      39,363,472

=====================================================================================
 Net Assets
-------------------------------------------------------------------------------------
 Total decrease                                         (246,782,872)   (603,681,444)
-------------------------------------------------------------------------------------
 Beginning of period                                   6,033,552,108   6,637,233,552
                                                      -------------------------------
 End of period [including
 overdistributed net investment
 income of $68,166,742 and
 $38,143,483, respectively]                           $5,786,769,236  $6,033,552,108
                                                      ===============================



 See accompanying Notes to Financial Statements.





49    OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS


 Class A  Year Ended September 30        2002       2001       2000       1999       1998
===========================================================================================
 Per Share Operating Data
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period  $ 3.72     $ 4.18     $ 4.33     $ 4.59     $ 4.95
-------------------------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income                    .32        .36        .43        .42        .42
 Net realized and unrealized loss        (.08)      (.43)      (.17)      (.29)      (.37)
                                       ----------------------------------------------------
 Total from investment operations         .24       (.07)       .26        .13        .05
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income    (.30)      (.26)      (.41)      (.39)      (.41)
 Tax return of capital distribution      (.02)      (.13)        --         --         --
                                       ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                         (.32)      (.39)      (.41)      (.39)      (.41)
-------------------------------------------------------------------------------------------
 Net asset value, end of period         $3.64      $3.72      $4.18      $4.33      $4.59
                                       ====================================================

===========================================================================================
 Total Return, at Net Asset Value(1)     6.63%     (1.79)%     6.18%      2.91%      0.80%
-------------------------------------------------------------------------------------------

===========================================================================================
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                    $3,202,825 $3,186,441 $3,431,763 $3,578,105 $3,950,818
-------------------------------------------------------------------------------------------
 Average net assets
 (in thousands)                    $3,263,490 $3,349,859 $3,517,517 $3,798,380 $4,077,360
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                   7.91%      8.90%      9.98%      9.34%      8.48%
 Expenses                                1.01%      0.93%      0.95%      0.94%      0.92%(3)
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                  117%       209%       136%       172%       104%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


50    OPPENHEIMER STRATEGIC INCOME FUND

 Class B   Year Ended September 30       2002       2001       2000       1999       1998
===========================================================================================
 Per Share Operating Data
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period  $ 3.73     $ 4.19     $ 4.34     $ 4.61     $ 4.96
-------------------------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income                    .28        .33        .39        .39        .37
 Net realized and unrealized loss        (.05)      (.43)      (.17)      (.30)      (.35)
                                       ----------------------------------------------------
 Total from investment operations         .23       (.10)       .22        .09        .02
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income    (.28)      (.24)      (.37)      (.36)      (.37)
 Tax return of capital distribution      (.02)      (.12)        --         --         --
                                       ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                         (.30)      (.36)      (.37)      (.36)      (.37)
-------------------------------------------------------------------------------------------
 Net asset value, end of period         $3.66      $3.73      $4.19      $4.34      $4.61
                                       ====================================================

===========================================================================================
 Total Return, at Net Asset Value(1)     6.11%     (2.53)%     5.37%      1.92%      0.26%
-------------------------------------------------------------------------------------------

===========================================================================================
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                    $1,847,182 $2,186,638 $2,581,391 $3,380,689 $4,040,704
-------------------------------------------------------------------------------------------
 Average net assets
 (in thousands)                    $2,056,449 $2,394,886 $2,907,627 $3,838,145 $3,871,397
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                   7.22%      8.14%      9.01%      8.55%      7.73%
 Expenses                                1.75%      1.68%      1.71%      1.69%      1.67%(3)
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                  117%       209%       136%       172%       104%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


51    OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

 Class C   Year Ended September 30       2002       2001       2000       1999       1998
===========================================================================================
 Per Share Operating Data
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period   $3.71      $4.17      $4.32      $4.59      $4.95
-------------------------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income                    .29        .33        .39        .39        .37
 Net realized and unrealized loss        (.06)      (.43)      (.17)      (.30)      (.36)
                                       ----------------------------------------------------
 Total from investment operations         .23       (.10)       .22        .09        .01
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income    (.28)      (.24)      (.37)      (.36)      (.37)
 Tax return of capital distribution      (.02)      (.12)        --         --         --
                                       ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                         (.30)      (.36)      (.37)      (.36)      (.37)
-------------------------------------------------------------------------------------------
 Net asset value, end of period         $3.64      $3.71      $4.17      $4.32      $4.59
                                       ====================================================

===========================================================================================
 Total Return, at Net Asset Value(1)     6.15%     (2.54)  %   5.39%      1.92%      0.05%
-------------------------------------------------------------------------------------------

===========================================================================================
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                      $568,487   $553,399   $548,332   $610,686   $650,584
-------------------------------------------------------------------------------------------
 Average net assets
 (in thousands)                      $571,292   $554,279   $568,742   $650,197   $546,577
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                   7.15%      8.15%      9.21%      8.58%      7.73%
 Expenses                                1.75%      1.68%      1.71%      1.69%      1.67%(3)
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                  117%       209%       136%       172%       104%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


52    OPPENHEIMER STRATEGIC INCOME FUND

 Class N      Year Ended September 30                                 2002    2001(1)
===========================================================================================
 Per Share Operating Data
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $3.72     $4.13
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .30       .22
 Net realized and unrealized loss                                     (.05)     (.41)
                                                                   ------------------------
 Total from investment operations                                      .25      (.19)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.30)     (.15)
 Tax return of capital distribution                                   (.02)     (.07)
                                                                   ------------------------
 Total dividends and/or distributions
 to shareholders                                                      (.32)     (.22)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $3.65     $3.72
                                                                   ========================

===========================================================================================
 Total Return, at Net Asset Value(2)                                  6.70%    (4.61)%
-------------------------------------------------------------------------------------------

===========================================================================================
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $15,508    $3,215
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $ 8,954    $1,348
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                7.07%     9.74%
 Expenses                                                             1.22%     0.98%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               117%      209%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


53    OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL highlights Continued

 Class Y   Year Ended September 30       2002       2001       2000       1999       1998(1)
===========================================================================================
 Per Share Operating Data
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period  $ 3.71     $ 4.17     $ 4.32     $ 4.59     $ 4.90
-------------------------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income                    .32        .36        .46        .44        .29
 Net realized and unrealized loss        (.06)      (.42)      (.19)      (.30)      (.32)
                                     ------------------------------------------------------
 Total from investment operations         .26       (.06)       .27        .14       (.03)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income    (.31)      (.26)      (.42)      (.41)      (.28)
 Tax return of capital distribution      (.02)      (.14)        --         --         --
                                     ------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                         (.33)      (.40)      (.42)      (.41)      (.28)
-------------------------------------------------------------------------------------------
 Net asset value, end of period         $3.64      $3.71      $4.17      $4.32      $4.59
                                     ======================================================

===========================================================================================
 Total Return, at Net Asset Value(2)     7.06%     (1.58)%     6.55%      3.07%     (0.64)%
-------------------------------------------------------------------------------------------

===========================================================================================
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                      $152,767   $103,858    $75,748    $48,566     $6,907
-------------------------------------------------------------------------------------------
 Average net assets
 (in thousands)                      $127,992   $ 94,400    $57,127    $32,310     $4,344
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                   7.86%      9.09%     11.39%     10.16%      8.82%
 Expenses                                1.74%      1.35%      0.83%      0.57%      0.58%(4)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                   0.90%      0.78%      0.83%      0.57%      0.58%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                  117%       209%       136%       172%       104%



1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


54    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS


================================================================================
 1. Significant Accounting Policies
 Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2002, the market value of these securities comprised 6.0% of the Fund's net assets and resulted in unrealized losses in the current period of $22,480,556. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.



55    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued



================================================================================
 1. Significant Accounting Policies Continued
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2002, the Fund had entered into when-issued purchase commitments of $4,784,313,536 and when-issued sale commitments of $2,395,348,437.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2002, securities with an aggregate market value of $134,530,697, representing 2.32% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


56    OPPENHEIMER STRATEGIC INCOME FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2004      $114,650,580
                              2007        16,381,920
                              2008       358,683,799
                              2009        52,578,252
                              2010       185,647,798
                                        ------------
                              Total     $727,942,349
                                        ============

 As of September 30, 2002, the Fund had approximately $131,983,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain


57    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
 1. Significant Accounting Policies Continued foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2002, amounts have been reclassified to reflect a decrease in additional paid-in capital of $28,423,550, a decrease in overdistributed net investment income of $11,142,949, and a decrease in accumulated net realized loss on investments of $17,280,601. Net assets of the Fund were unaffected by the reclassifications.
    As noted in the Statements of Changes in Net Assets for federal income tax purposes, the Fund realized a return of capital of $28,423,550. Net assets of the Fund were unaffected by this reclassification.

 The tax character of distributions paid during the years ended September 30, 2002 and September 30, 2001 was as follows:
                                           Year Ended          Year Ended
                                   September 30, 2002  September 30, 2001
        -----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                  $470,717,662        $401,164,905
        Long-term capital gain                     --                  --
        Return of capital                  28,423,550         205,607,991
                                         --------------------------------
        Total                            $499,141,212        $606,772,896
                                         ================================

 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:
        Overdistributed net investment income   $   (68,166,742)
        Accumulated net realized loss              (965,920,553)
        Net unrealized depreciation                (938,419,940)
                                                ---------------
        Total                                   $(1,972,507,235)
                                                ===============

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make



58    OPPENHEIMER STRATEGIC INCOME FUND
 estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Year Ended September 30, 2002  Year Ended September 30, 2001(1)
                                Shares        Amount         Shares         Amount
--------------------------------------------------------------------------------------
 Class A
 Sold                      172,101,425 $ 646,946,497    188,669,272   $ 755,182,903
 Dividends and/or
 distributions reinvested   48,064,194   180,500,573     52,957,872     210,279,320
 Redeemed                 (197,799,204) (743,052,251)  (206,323,035)   (822,776,732)
                          ------------------------------------------------------------
 Net increase               22,366,415 $  84,394,819     35,304,109   $ 142,685,491
                          ============================================================

--------------------------------------------------------------------------------------
 Class B
 Sold                       72,239,653 $ 272,446,824     97,194,083   $ 389,847,321
 Dividends and/or
 distributions reinvested   24,126,021    90,899,162     30,273,511     120,642,281
 Redeemed                 (177,141,272) (667,902,275)  (157,574,443)   (631,621,186)
                          ------------------------------------------------------------
 Net decrease              (80,775,598)$(304,556,289)   (30,106,849)  $(121,131,584)
                          ============================================================

--------------------------------------------------------------------------------------
 Class C
 Sold                       38,283,028 $ 143,665,045     43,557,276   $ 174,083,267
 Dividends and/or
 distributions reinvested    7,553,119    28,283,682      7,780,708      30,829,341
 Redeemed                  (38,550,880) (144,462,927)   (33,753,927)   (134,549,722)
                          ------------------------------------------------------------
 Net increase                7,285,267 $  27,485,800     17,584,057   $  70,362,886
                          ============================================================

--------------------------------------------------------------------------------------
 Class N
 Sold                        3,786,342 $  14,209,840        988,219   $   3,855,530
 Dividends and/or
 distributions reinvested      187,836       702,952         18,772          70,795
 Redeemed                     (585,248)   (2,185,699)      (142,875)       (554,556)
                          ------------------------------------------------------------
 Net increase                3,388,930 $  12,727,093        864,116   $   3,371,769
                          ============================================================

--------------------------------------------------------------------------------------
 Class Y
 Sold                       25,193,404 $  94,584,057     17,299,092   $  69,133,166
 Dividends and/or
 distributions reinvested    2,410,896     9,023,067      2,219,302      8,788,396
 Redeemed                  (13,562,379)  (50,860,710)    (9,692,485)   (38,558,090)
                          ------------------------------------------------------------
 Net increase               14,041,921 $   52,746,414     9,825,909   $  39,363,472
                          ============================================================

 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.



59    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were $9,434,974,346 and $8,677,082,381, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $9,125,873,832 was composed of:

                     Gross unrealized appreciation  $   196,919,520
                     Gross unrealized depreciation   (1,244,030,904)
                                                    ---------------
                     Net unrealized depreciation    $(1,047,111,384)
                                                    ===============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


60    OPPENHEIMER STRATEGIC INCOME FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate       Class A    Concessions    Concessions    Concessions    Concessions
                     Front-End     Front-End     on Class A     on Class B     on Class C     on Class N
                 Sales Charges Sales Charges         Shares         Shares         Shares         Shares
                    on Class A   Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Year Ended             Shares   Distributor Distributor(1) Distributor(1) Distributor(1) Distributor(1)
---------------------------------------------------------------------------------------------------------
 September 30, 2002 $4,841,002    $1,420,119       $330,235     $8,201,918     $1,150,891       $116,766

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
                           Retained by   Retained by    Retained by    Retained by
 Year Ended                Distributor   Distributor    Distributor    Distributor
-----------------------------------------------------------------------------------
 September 30, 2002            $43,020    $6,502,972       $102,631         $3,629

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $8,016,884, all of which were paid by the Distributor to recipients, and included $478,737 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2002, were as follows:

                                                                      Distributor's
                                                       Distributor's      Aggregate
                                                           Aggregate   Unreimbursed
                                                        Unreimbursed  Expenses as %
                       Total Payments Amount Retained       Expenses  of Net Assets
                           Under Plan  by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------------
 Class B Plan             $20,573,741     $16,079,983   $107,739,506           5.83%
 Class C Plan               5,712,541       1,262,466     17,058,610           3.00
 Class N Plan                  43,924          41,902        315,808           2.04



61    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of September 30, 2002, the Fund had outstanding foreign currency contracts as follows:

                                          Contract           Valuation
                            Expiration      Amount               as of     Unrealized      Unrealized
 Contract Description            Dates      (000s)      Sept. 30, 2002    Appreciation   Depreciation
------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Canadian Dollar [CAD]        11/27/02      18,905CAD      $11,897,091        $     --     $   69,613
 Euro [EUR]            12/27/02-5/5/03      35,540EUR       34,903,902         289,106             --
------------------------------------------------------------------------------------------------------
                                                                               289,106         69,613
                                                                              ------------------------
 Contracts to Sell
 Australian Dollar [AUD]      11/27/02      22,040AUD       11,916,542              --          2,378
 British Pound Sterling [GBP] 10/1/02-
                               3/20/03      14,585GBP       22,718,487              --        206,360
 Canadian Dollar [CAD]         2/21/03      31,720CAD       19,897,685         137,053             --
 Euro [EUR]            10/7/02-2/27/03      64,175EUR       63,181,967              --        911,462
 Japanese Yen [JPY]           10/22/02   2,940,000JPY       24,179,845              --         33,845
                                                                              ------------------------
                                                                               137,053      1,154,045
                                                                              ------------------------
 Total Unrealized Appreciation and Depreciation                               $426,159     $1,223,658
                                                                              ========================

================================================================================
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures


62    OPPENHEIMER STRATEGIC INCOME FUND
 contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2002, the Fund had outstanding futures contracts as follows:

                                                    Valuation as of     Unrealized
                                Expiration Number of  September 30,   Appreciation
 Contract Description                Dates Contracts           2002 (Depreciation)
------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bobl                         12/6/02     2,961   $321,752,875   $  1,135,196
 NASDAQ 100 Index                 12/19/02       120     10,026,000       (174,000)
 Nikkei 225 Index                 12/12/02        24      1,111,800        (12,103)
 United Kingdom Long Gilt         12/27/02        24      4,559,659           (691)
 U.S. Long Bonds                  12/19/02     2,489    284,368,250     13,746,464
 U.S. Treasury Nts., 10 yr.       12/19/02     6,852    794,189,625     26,707,875
                                                                      -------------
                                                                        41,402,741
                                                                      -------------
 Contracts to Sell
 DAX Index                        12/20/02        48      3,349,151        619,198
 Euro-Bundesobligation             12/6/02       480     53,486,796       (123,340)
 Euro-Schatz                       12/6/02       844     87,733,289       (175,166)
 FTSE 100 Index                   12/20/02        12        699,367         26,170
 Japan (Government of)
 Bonds                            12/11/02        63     72,656,481        372,597
 U.S. Treasury Nts., 2 yr.        12/27/02     3,626    779,250,062     (8,913,219)
 U.S. Treasury Nts., 5 yr.        12/19/02     3,275    374,271,094     (6,698,336)
                                                                      -------------
                                                                       (14,892,096)
                                                                      -------------
                                                                      $ 26,510,645
                                                                      =============


63    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2002 was as follows:

                                        Call Options                      Put Options
                     -------------------------------   --------------------------------
                     Principal (000s)/                 Principal (000s)/
                             Number of     Amount of         Number of      Amount of
                             Contracts      Premiums         Contracts       Premiums
---------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2001                 --   $        --         1,847,992    $ 1,262,423
 Options written                24,753    11,238,924            32,816      1,004,067
 Options closed or expired     (24,508)   (5,215,896)       (1,880,792)    (1,516,623)
 Options exercised                (245)   (6,023,028)              (16)      (749,867)
                              ---------------------------------------------------------
 Options outstanding as of
 September 30, 2002                 --   $        --                --    $        --
                              =========================================================


64    OPPENHEIMER STRATEGIC INCOME FUND

================================================================================
 8. Credit Swap Transactions
 The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement on a daily basis. The Fund enters into swaps only on securities it owns. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

 As of September 30, 2002, the Fund had entered into the following credit swap agreements:

                                                          Valuation as of
                                 Expiration      Notional   September 30,     Unrealized
 Contract Description                  Date        Amount            2002   Appreciation
------------------------------------------------------------------------------------------
 J.P. Morgan Chase Bank, Jordon
 (Kingdom of) Credit Nts.            6/6/06     4,350,000        $272,172      $272,172


================================================================================
 9. Illiquid or Restricted Securities
 As of September 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2002 was $478,716,875, which represents 8.27% of the Fund's net assets, of which $274,261 is considered restricted. Information concerning restricted securities is as follows:

                                                     Valuation as of
                                Acquisition            September 30,     Unrealized
 Security                             Dates     Cost            2002   Depreciation
------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.         4/6/00 $     --        $     --       $    --
 Geotek Communications, Inc.,
 Series B                            1/4/01    2,500              --         2,500
 Real Time Data Co. Wts.,
 Exp. 5/31/04                       6/30/99   22,515              --        22,515

 Currency
 Argentine Peso                     1/15/02   35,599          21,110        14,489
 Russian Ruble                      9/18/02  253,600         253,151           449


65    OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
10. Bank Borrowings
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at September 30, 2002.



66    OPPENHEIMER STRATEGIC INCOME FUND

INDEPENDENT AUDITORS' REPORT

================================================================================
 To the Board of Trustees and Shareholders of Oppenheimer Strategic Income Fund:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, a series of Oppenheimer Strategic Funds Trust, including the statement of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund, a series of Oppenheimer Strategic Funds Trust, as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 October 25, 2002


67    OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION Unaudited


================================================================================
 In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended September 30, 2002 which are not designated as capital gain distributions should be multiplied by 2.02% to arrive at the amount eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



68    OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS

====================================================================================================================================
Name, Address, Age,           Principal Occupation(s) During Past 5 Years / Other Trusteeships/Directorships Held by Trustee /
Position(s) Held with         Number of Portfolios in Fund Complex Currently Overseen by Trustee
Fund and Length of Service

Independent Trustees          The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                              Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain, Chairman      Formerly Chief Executive Officer (until August 27, 2002) of the Funds, Vice Chairman (until January 2,
and Trustee (since 1989)      2002) of OppenheimerFunds, Inc. (the Manager) and President and a director (until 1997) of Centennial
Age: 68                       Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees
                              41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,         Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Trustee (since 1999)          1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
Age: 65                       Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
                              Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                              UNUMProvident (insurance company) (since 1991). Formerly Director of International Family
                              Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator
                              (January 1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,               Formerly Mr. Avis held the following positions: Director and President of A.G. Edwards Capital, Inc.
Trustee (since 1993)          (General Partner of private equity funds) (until February 2001); Chairman, President and Chief
Age: 71                       Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G.
                              Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until
                              March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                              (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                              Company. Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,              Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from
Trustee (since 1997)          September 1987) and Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and
Age: 66                       Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                              Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice President (since
                              October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation (an
                              investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January
                              1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice
                              President and Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services,
                              Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since
                              November 1989) of Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager);
                              Assistant Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding



69    OPPENHEIMER STRATEGIC INCOME FUND


TRUSTEES AND OFFICERS  Continued
George C. Bowen, Continued    company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                              Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                              Treasurer (since October 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds
                              plc (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the
                              OppenheimerFunds complex.

Edward L. Cameron,            A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000). Formerly
Trustee (since 1999)          (March 2001-May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 64                       company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                              (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services Group. Oversees
                              41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation); and
Trustee (since 1990)          a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and UNUMProvident
Age: 60                       (an insurance company) (since June 1, 2002). Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman,                 A trustee or director of other Oppenheimer funds. Formerly (until October 1994) Mr. Freedman held
Trustee (since 1996)          several positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in the
Age: 61                       OppenheimerFunds complex.

Beverly L. Hamilton,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2002)          investment companies); Director of MML Services (since April 1987) and America Funds Emerging Markets
Age: 55                       Growth Fund (since October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                              February 2002); a trustee (since February 2000) of Monterey International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's
                              Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the
                              Rockefeller Foundation, the University of Michigan and Hartford Hospital. Formerly, Mrs. Hamilton held the following position: President (February 1991-April 2000) ARCO Investment Management Company.
                              Oversees 40 portfolios in the OppenheimerFunds complex.

Robert J. Malone,             Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration, Inc.,
Trustee (since 2002)          (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher
Age: 58                       Family Foundation (since 2000). Formerly, Mr. Malone held the following positions: Chairman of U.S.
                              Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and
                              a director of Commercial Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,     Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2000)          investment companies); Trustee and Chairman (since May 1987) of the investment committee for the
Age: 60                       Worcester Polytech Institute; President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum
                              Association; Trustee (since 1996) of the Community Music School of Springfield; Member of the
                              investment committee of the Community Foundation of Western Massachusetts (since 1998). Formerly,
                              Chairman



70    OPPENHEIMER STRATEGIC INCOME FUND

F. William Marshall, Jr.,     (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive
Continued                     Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield
                              Institution for Savings) and Executive Vice President (January 1999-July 1999) of Peoples Heritage
                              Financial Group, Inc. Oversees 41 portfolios in the OppenheimerFunds complex.

====================================================================================================================================
Interested Trustee            The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy
and Officer                   serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,               Chairman, Chief Executive Officer and director (since June 2001) and President (since September 2000)
President and Trustee         of the Manager; President and a director or trustee of other Oppenheimer funds; President and a
(since October 2001)          director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings,
Age: 53                       Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director
                              (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.; President
                              and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                              OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial Asset Management
                              Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private
                              Investments, Inc. (since July 2001); President (since November 1, 2001) and a director (since July
                              2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                              Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the
                              Manager); Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance
                              Company (the Manager's parent company); a director (since June 1995) of DBL Acquisition Corporation;
                              formerly, Chief Operating Officer (September 2000-June 2001) of the Manager; President and trustee
                              (November 1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds
                              (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                              Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                              Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                              Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the
                              OppenheimerFunds complex.

====================================================================================================================================
Officers                      The address of the Officers in the chart below is as follows: Messrs. Molleur, Negri, Steinmetz and
                              Zack and Ms. Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted
                              and Mses. Bechtolt and Ives is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

David P. Negri,               Senior Vice President of the Manager (since May 1998) and of HarbourView Asset Management Corporation
Vice President                (since April 1999); formerly Vice President of the Manager (July 1988-May 1998). An officer of 9
(since 1989)                  portfolios in the OppenheimerFunds complex.
Age: 48

Arthur P. Steinmetz,          Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management
Vice President (since 1989)   Corporation (since March 2000). An officer of 6 portfolios in the OppenheimerFunds complex.
Age: 43




71    OPPENHEIMER STRATEGIC INCOME FUND


TRUSTEES AND OFFICERS  Continued

Brian W. Wixted,              Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of
Treasurer, Principal          HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Financial and Accounting      Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,
Officer (since April 1999)    OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and Oppenheimer
Age: 43                       Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc. (since November
                              2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                              Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating
                              Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Connie Bechtolt,              Assistant Vice President of the Manager (since September 1998); formerly Manager/Fund Accounting of
Assistant Treasurer           the Manager (September 1994-September 1998). An officer of 85 portfolios in the OppenheimerFunds
(since October 2002)          complex.
Age: 39

Philip F. Vottiero,           Vice President/Fund Accounting of the Manager (since March 2002); formerly Vice President/Corporate
Assistant Treasurer           Accounting of the Manager (July 1999-March 2002) prior to which he was Chief Financial Officer at
(since August 27, 2002)       Sovlink Corporation (April 1996-June 1999). An officer of 72 portfolios in the OppenheimerFunds
Age: 39                       complex.

Robert G. Zack,               Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
Vice President & Secretary    General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
(since November 1, 2001)      Vice President and General Counsel (since November 2001) of HarbourView Asset Management Corporation;
Age: 54                       Vice President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior
                              Vice President, General Counsel and a director (since November 2001) of Shareholder Services, Inc.,
                              Shareholder Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                              Institutional Asset Management, Inc.; General Counsel (since November 2001) of Centennial Asset
                              Management Corporation; a director (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                              Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                              President (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of
                              Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November 2001-February 2002) and
                              Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                              Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                              2001); OppenheimerFunds International Ltd. And Oppenheimer Millennium Funds plc (October 1997-
                              November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.

Philip T. Masterson,          Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an associate with
Assistant Secretary           Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72 portfolios in the
(since August 27, 2002)       OppenheimerFunds complex.
Age: 38

Denis R. Molleur,             Vice President and Senior Counsel of the Manager (since July 1999); formerly a Vice President and
Assistant Secretary           Associate Counsel of the Manager (September 1995-July 1999). An officer of 82 portfolios in the
(since November 1, 2001)      OppenheimerFunds complex.
Age: 45






72    OPPENHEIMER STRATEGIC INCOME FUND


Katherine P. Feld,            Vice President and Senior Counsel (since July 1999) of the Manager; Vice President (since June 1990)
Assistant Secretary           of OppenheimerFunds Distributor, Inc.; Director, Vice President and Assistant Secretary (since June
(since November 1, 2001)      1999) of Centennial Asset Management Corporation; Vice President (since 1997) of Oppenheimer Real
Age: 44                       Asset Management, Inc.; formerly Vice President and Associate Counsel of the Manager (June 1990-July
                              1999). An officer of 85 portfolios in the OppenheimerFunds complex.



Kathleen T. Ives,             Vice President and Assistant Counsel (since June 1998) of the Manager; Vice President (since 1999) of
Assistant Secretary           OppenheimerFunds Distributor, Inc.; Vice President and Assistant Secretary (since 1999) of Shareholder
(since November 1, 2001)      Services, Inc.; Assistant Secretary (since December 2001) of OppenheimerFunds Legacy Program and
Age: 37                       Shareholder Financial Services, Inc.; formerly Assistant Vice President and Assistant Counsel of the
                              Manager (August 1997-June 1998); Assistant Counsel of the Manager (August 1994-August 1997). An
                              officer of 85 portfolios in the OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee; and is available without charge upon request.


73    OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND


================================================================================
 Investment Advisor           OppenheimerFunds, Inc.

================================================================================
 Distributor                  OppenheimerFunds Distributor, Inc.

================================================================================
 Transfer and Shareholder     OppenheimerFunds Services
 Servicing Agent

================================================================================
 Independent Auditors         Deloitte & Touche LLP

================================================================================
 Legal Counsel to the         Myer, Swanson, Adams & Wolf, P.C.
 Fund

================================================================================
 Legal Counsel to the         Mayer Brown Rowe & Maw
 Independent Trustees

                              Oppenheimer funds are distributed by
                              OppenheimerFunds Distributor, Inc., 498 Seventh Avenue, New York, NY 10018.


      (C) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


74    OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMERFUNDS FAMILY

===========================================================================================
 Global Equity     Developing Markets Fund             Global Fund
                   International Small Company Fund    Quest Global Value Fund
                   Europe Fund                         Global Growth & Income Fund
                   International Growth Fund
-------------------------------------------------------------------------------------------
 Equity            Stock                               Stock & Bond
                   Emerging Technologies Fund          Quest Opportunity Value Fund
                   Emerging Growth Fund                Total Return Fund
                   Enterprise Fund                     Quest Balanced Value Fund
                   Discovery Fund                      Capital Income Fund
                   Main Street(R) Small Cap Fund       Multiple Strategies Fund
                   Small Cap Value Fund                Disciplined Allocation Fund
                   MidCap Fund                         Convertible Securities Fund
                   Main Street(R) Opportunity Fund     Specialty
                   Growth Fund                         Real Asset Fund(R)
                   Capital Appreciation Fund           Gold & Special Minerals Fund
                   Main Street(R) Growth & Income Fund Tremont Market Neutral Fund, LLC(1)
                   Value Fund                          Tremont Opportunity Fund, LLC(1)
                   Quest Capital Value Fund
                   Quest Value Fund
                   Trinity Large Cap Growth Fund
                   Trinity Core Fund
                   Trinity Value Fund
-------------------------------------------------------------------------------------------
 Income            Taxable                             Rochester Division
                   International Bond Fund             California Municipal Fund(3)
                   High Yield Fund                     New Jersey Municipal Fund(3)
                   Champion Income Fund                New York Municipal Fund(3)
                   Strategic Income Fund               Municipal Bond Fund
                   Bond Fund                           Limited Term Municipal Fund(4)
                   Senior Floating Rate Fund           Rochester National Municipals
                   U.S. Government Trust               Rochester Fund Municipals
                   Limited-Term Government Fund        Limited Term New York Municipal Fund
                   Capital Preservation Fund(2)        Pennsylvania Municipal Fund(3)
-------------------------------------------------------------------------------------------
 Select Managers   Stock                               Stock & Bond
                   Mercury Advisors Focus Growth Fund  QM Active Balanced Fund(2)
                   Gartmore Millennium Growth Fund II
                   Jennison Growth Fund
                   Salomon Brothers All Cap Fund(5)
                   Mercury Advisors S&P 500(R) Index Fund(2)
-------------------------------------------------------------------------------------------
 Money Market(6)   Money Market Fund                   Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Intermediate Municipal Fund" on September 30, 2002.
 5. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
 6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

75    OPPENHEIMER STRATEGIC INCOME FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


76    OPPENHEIMER STRATEGIC INCOME FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL.OPP (1.800.225.5677).




77    OPPENHEIMER STRATEGIC INCOME FUND

INFORMATION AND SERVICES

[GRAPHIC OMITTED]
eDocsDirect

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses! Sign up for eDocs Direct today at www.oppenheimerfunds.com

--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions(1)
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink(1) and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPSIX  Class B: OPSGX  Class C: OSICX  Class N: OSINX  Class Y: OSIYX

[GRAPHIC OMITTED] OppenheimerFunds(R) Distributor, Inc.


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


RA0230.001.0902   November 29, 2002